                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614

                            Rochester Fund Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
MUNICIPAL BONDS AND NOTES--116.5%
NEW YORK--81.7%
$    1,035,000   Albany County, NY IDA (Albany College of Pharmacy)(1)                       5.375%     12/01/2024   $      995,815
     1,700,000   Albany County, NY IDA (Albany College of Pharmacy)(1)                       5.625      12/01/2034        1,607,877
       605,000   Albany County, NY IDA (Wildwood Programs)(1)                                4.900      07/01/2021          501,751
     1,420,000   Albany, NY Hsg. Authority (Lark Drive)(1)                                   5.500      12/01/2028        1,438,943
     1,420,000   Albany, NY IDA (Albany Medical Center)(1)                                   6.000      05/01/2019        1,415,981
     2,460,000   Albany, NY IDA (Albany Medical Center)(1)                                   6.000      05/01/2029        2,242,413
       215,000   Albany, NY IDA (Albany Municipal Golf Course Clubhouse)(1)                  7.500      05/01/2012          215,011
       790,000   Albany, NY IDA (Albany Rehabilitation)(1)                                   8.375      06/01/2023          791,864
     3,125,000   Albany, NY IDA (Brighter Choice Charter School)(1)                          5.000      04/01/2027        2,716,594
     1,350,000   Albany, NY IDA (Brighter Choice Charter School)(1)                          5.000      04/01/2032        1,118,853
       900,000   Albany, NY IDA (Brighter Choice Charter School)(1)                          5.000      04/01/2037          723,438
     7,005,000   Albany, NY IDA (Charitable Leadership)                                      5.750      07/01/2026        5,499,135
       900,000   Albany, NY IDA (New Covenant Charter School)                                7.000(2)   05/01/2025          359,982
     1,185,000   Albany, NY IDA (Sage Colleges)(1)                                           5.250      04/01/2019        1,056,250
     1,760,000   Albany, NY IDA (Sage Colleges)(1)                                           5.300      04/01/2029        1,408,950
       895,000   Albany, NY Parking Authority(1)                                             5.625      07/15/2025          907,458
     1,770,000   Albany, NY Parking Authority                                                7.052(3)   11/01/2017        1,230,239
       790,000   Amherst, NY IDA (Asbury Pointe)(1)                                          5.800      02/01/2015          790,008
        45,000   Amherst, NY IDA (Asbury Pointe)(1)                                          6.000      02/01/2023           41,296
     3,000,000   Amherst, NY IDA (Asbury Pointe)(1)                                          6.000      02/01/2029        2,605,500
     5,350,000   Amherst, NY IDA (Beechwood Health Care Center)(1)                           5.200      01/01/2040        3,726,971
        25,000   Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)(1)                         5.250      08/01/2031           20,522
       975,000   Blauvelt, NY Volunteer Fire Company(1)                                      6.250      10/15/2017          936,536
     2,735,000   Brookhaven, NY IDA (Enecon Corp.)(1)                                        6.300      01/01/2033        2,236,081
     2,285,000   Brookhaven, NY IDA (Stony Brook Foundation)(1)                              6.500      11/01/2020        2,269,348
    15,700,000   Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)                  6.375      07/15/2043       16,252,640
     1,650,000   Broome County, NY IDA (Good Shepard Village)(1)                             6.750      07/01/2028        1,418,324
     1,550,000   Broome County, NY IDA (Good Shepard Village)(1)                             6.875      07/01/2040        1,281,292
        95,000   Broome County, NY IDA (University Plaza)(1)                                 5.000      08/01/2025           72,348
     3,030,000   Broome County, NY IDA (University Plaza)(1)                                 5.000      08/01/2036        2,052,098
     1,000,000   Broome County, NY IDA (University Plaza)(1)                                 5.100      08/01/2030          724,370
     1,250,000   Broome County, NY IDA (University Plaza)(1)                                 5.100      08/01/2036          860,288
     3,000,000   Broome County, NY IDA (University Plaza)(1)                                 5.200      08/01/2030        2,203,380
     4,450,000   Broome County, NY IDA (University Plaza)(1)                                 5.200      08/01/2036        3,111,485
     3,000,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)(1)                    5.750      11/01/2030        2,623,560
       915,000   Canton, NY Human Services Initiatives(1)                                    5.700      09/01/2024          892,152
     1,155,000   Canton, NY Human Services Initiatives(1)                                    5.750      09/01/2032        1,083,147
     1,465,000   Cattaraugus County, NY IDA (St. Bonaventure University)(1)                  5.450      09/15/2019        1,429,078


                          1 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$   10,515,000   Cayuga County, NY COP (Auburn Memorial Hospital)(1)                         6.000%     01/01/2021   $   10,513,949
     1,800,000   Chautauqua County, NY IDA (Woman's Christian Assoc. of Jamestown)(1)        6.400      11/15/2029        1,590,678
        95,000   Chautauqua, NY Utility District(1)                                          5.000      06/01/2023           97,332
       105,000   Chautauqua, NY Utility District(1)                                          5.000      06/01/2025          107,124
     1,045,000   Chemung County, NY IDA (Hathorn Redevel. Company)(1)                        4.850      07/01/2023        1,008,362
     1,515,000   Chemung County, NY IDA (Hathorn Redevel. Company)(1)                        5.000      07/01/2033        1,444,810
     3,835,000   Chemung County, NY IDA (St. Joseph's Hospital)                              6.000      01/01/2013        3,140,136
     4,000,000   Chemung County, NY IDA (St. Joseph's Hospital)                              6.350      01/01/2013        3,275,280
     4,910,000   Chemung County, NY IDA (St. Joseph's Hospital)                              6.500      01/01/2019        3,888,229
       600,000   Clifton Springs, NY Hospital & Clinic(1)                                    7.650      01/01/2012          600,396
     2,200,000   Clifton Springs, NY Hospital & Clinic(1)                                    8.000      01/01/2020        2,201,540
        35,000   Cohoes, NY GO(1)                                                            6.200      03/15/2012           35,025
        25,000   Cohoes, NY GO                                                               6.200      03/15/2013           25,011
        25,000   Cohoes, NY GO(1)                                                            6.250      03/15/2014           25,010
        25,000   Cohoes, NY GO(1)                                                            6.250      03/15/2015           25,001
        25,000   Cohoes, NY GO(1)                                                            6.250      03/15/2016           24,987
     1,100,000   Columbia County, NY IDA (Berkshire Farms)(1)                                7.500      12/15/2014        1,030,986
     3,300,000   Corinth, NY IDA (International Paper Company)(1)                            5.750      02/01/2022        3,257,958
        40,000   Corinth, NY IDA (International Paper Company)(1)                            5.850      12/01/2020           40,001
     5,370,000   Cortland County, NY IDA (Cortland Memorial Hospital)(1)                     5.250      07/01/2032        4,952,590
     2,300,000   Dutchess County, NY IDA (Elant Fishkill)(1)                                 5.250      01/01/2037        1,682,151
       800,000   Dutchess County, NY IDA (St. Francis Hospital)(1)                           7.500      03/01/2029          792,752
     1,000,000   Dutchess County, NY Water & Wastewater Authority                            5.400(3)   06/01/2027          473,720
     3,155,000   East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)(1)                7.750      10/01/2032        3,095,844
     1,355,000   East Rochester, NY Hsg. Authority (Gates Senior Hsg.)(1)                    6.125      04/20/2043        1,435,744
     2,345,000   East Rochester, NY Hsg. Authority (Jefferson Park Apartments)(1)            6.750      03/01/2030        2,131,863
     1,700,000   East Rochester, NY Hsg. Authority (Woodland Village)(1)                     5.500      08/01/2033        1,420,588
     3,275,000   Elmira, NY Hsg. Authority (Eastgate Apartments)(1)                          6.250      06/01/2044        2,616,725
     1,925,000   Erie County, NY IDA (Air Cargo)(1)                                          8.500      10/01/2015        1,926,097
     4,000,000   Erie County, NY IDA (Charter School Applied Tech)(1)                        6.750      06/01/2025        3,826,120
     7,000,000   Erie County, NY IDA (Charter School Applied Tech)(1)                        6.875      06/01/2035        6,542,200
     1,960,000   Erie County, NY IDA (DePaul Properties)(1)                                  5.750      09/01/2028        1,408,299
     2,255,000   Erie County, NY IDA (DePaul Properties)(1)                                  6.500      09/01/2018        1,939,954
     1,775,000   Erie County, NY IDA (Global Concepts Charter School)(1)                     6.250      10/01/2037        1,527,352
    11,310,000   Erie County, NY IDA (Medaille College)(1)                                   7.625      04/01/2035       11,536,766


                          2 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$    3,515,000   Erie County, NY IDA (Medaille College)(1)                                   8.250%     11/01/2026   $    3,640,239
     9,900,000   Erie County, NY IDA (Orchard Park CCRC)                                     6.000      11/15/2026        8,335,800
     9,250,000   Erie County, NY IDA (Orchard Park CCRC)                                     6.000      11/15/2036        7,059,415
     5,470,000   Erie County, NY IDA (The Episcopal Church Home)(1)                          6.000      02/01/2028        5,469,945
    25,290,000   Erie County, NY Tobacco Asset Securitization Corp.(1)                       5.000      06/01/2038       20,581,508
    72,595,000   Erie County, NY Tobacco Asset Securitization Corp.(1)                       5.000      06/01/2045       57,768,923
    93,000,000   Erie County, NY Tobacco Asset Securitization Corp.                          6.140(3)   06/01/2047        3,578,640
   135,450,000   Erie County, NY Tobacco Asset Securitization Corp.                          6.488(3)   06/01/2050        3,306,335
   194,300,000   Erie County, NY Tobacco Asset Securitization Corp.                          7.196(3)   06/01/2055        2,172,274
 1,024,000,000   Erie County, NY Tobacco Asset Securitization Corp.                          7.650(3)   06/01/2060        6,963,200
     1,410,000   Essex County, NY IDA (International Paper Company)(1)                       4.600      03/01/2027        1,179,493
     2,300,000   Essex County, NY IDA (International Paper Company)(1)                       6.450      11/15/2023        2,312,765
     1,500,000   Essex County, NY IDA (International Paper Company)(1)                       6.625      09/01/2032        1,547,160
        30,000   Essex County, NY IDA (Moses Ludington Nursing Home)(1)                      6.200      02/01/2030           30,434
       975,000   Essex County, NY IDA (North Country Community College Foundation)(1)        5.000      06/01/2020          906,428
       320,000   Essex County, NY IDA (North Country Community College Foundation)(1)        5.000      06/01/2020          297,494
     1,235,000   Essex County, NY IDA (North Country Community College Foundation)(1)        5.200      06/01/2025        1,117,984
       410,000   Essex County, NY IDA (North Country Community College Foundation)(1)        5.200      06/01/2025          371,153
     1,100,000   Essex County, NY IDA (North Country Community College Foundation)(1)        5.300      06/01/2035          941,039
     9,300,000   Essex County, NY IDA Solid Waste Disposal (International Paper
                 Company)(1)                                                                 5.200      12/01/2023        8,901,030
     4,440,000   Essex County, NY IDA Solid Waste Disposal (International Paper
                 Company)(1)                                                                 5.200      03/01/2028        4,012,384
     1,850,000   Essex County, NY IDA Solid Waste Disposal (International Paper
                 Company)(1)                                                                 5.500      08/15/2022        1,785,528
     1,625,000   Essex County, NY IDA Solid Waste Disposal (International Paper
                 Company)(1)                                                                 5.500      10/01/2026        1,530,913
     5,680,000   Franklin County, NY IDA (Adirondack Medical Center)(1)                      5.500      12/01/2029        5,632,345
       900,000   Franklin County, NY IDA (North Country Community College Foundation)(1)     5.200      06/01/2025          814,725
     3,555,000   Glen Cove, NY IDA (SLCD)(1)                                                 7.375      07/01/2023        3,561,115
     1,125,000   Green Island, NY Power Authority(1)                                         5.125      12/15/2024        1,101,600
     2,370,000   Green Island, NY Power Authority(1)                                         6.000      12/15/2020        2,427,259
     1,695,000   Green Island, NY Power Authority(1)                                         6.000      12/15/2025        1,722,256
       150,000   Hempstead, NY IDA (Dentaco Corp.)(1)                                        7.250      11/01/2012          148,725
     1,270,000   Hempstead, NY IDA (Dentaco Corp.)(1)                                        8.250      11/01/2025        1,265,072


                          3 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$    8,675,000   Hempstead, NY IDA (Franklin Hospital Medical Center)(1)                     6.375%     11/01/2018   $    8,724,187
     8,035,000   Hempstead, NY IDA (Franklin Hospital Medical Center)(1)                     7.750      11/01/2022        8,403,565
    25,260,000   Hempstead, NY IDA (Lynbrook Facilities)(1)                                  6.500      11/01/2042       19,279,695
     3,665,000   Hempstead, NY IDA (Peninsula Counseling Center)(1)                          6.500      11/01/2038        3,147,062
     5,920,000   Hempstead, NY IDA (South Shore YJCC)(1)                                     6.750      11/01/2024        4,279,450
       850,000   Herkimer County, NY IDA (Folts Adult Home)(1)                               5.500      03/20/2040          899,700
     1,000,000   Herkimer County, NY IDA (Herkimer County College Foundation)(1)             6.250      08/01/2034          971,920
     1,285,000   Herkimer County, NY IDA (Herkimer County College Foundation)(1)             6.400      11/01/2020        1,255,818
     2,000,000   Herkimer County, NY IDA (Herkimer County College Foundation)(1)             6.500      11/01/2030        1,811,100
        95,000   Herkimer, NY Hsg. Authority(1)                                              7.150      03/01/2011           95,427
    67,340,000   Hudson Yards, NY Infrastructure Corp.(1)                                    5.000      02/15/2047       64,434,952
   455,970,000   Hudson Yards, NY Infrastructure Corp.(1)                                    5.000      02/15/2047      436,299,454
       145,000   Huntington, NY Hsg. Authority (GJSR)(1)                                     5.875      05/01/2019          132,494
     1,000,000   Huntington, NY Hsg. Authority (GJSR)(1)                                     6.000      05/01/2029          852,950
     8,500,000   Huntington, NY Hsg. Authority (GJSR)(1)                                     6.000      05/01/2039        6,905,910
       710,000   Islip, NY IDA (Leeway School)(1)                                            9.000      08/01/2021          714,075
    16,025,000   Islip, NY IDA (Southside Hospital Civic Facilities)(1)                      7.750      12/01/2022       15,971,316
     9,695,000   Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                             6.250      12/01/2031        8,377,934
     1,125,000   Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                             6.250      12/01/2031          972,169
        60,000   L.I., NY Power Authority, Series A(1)                                       5.125      09/01/2029           60,400
     5,300,000   Madison County, NY IDA (Commons II Student Hsg.)(1)                         5.000      06/01/2040        4,846,214
       850,000   Madison County, NY IDA (Morrisville State College Foundation)(1)            5.000      06/01/2028          819,468
     1,100,000   Madison County, NY IDA (Morrisville State College Foundation)(1)            5.000      06/01/2032        1,033,978
     1,320,000   Madison County, NY IDA (Oneida Healthcare Center)(1)                        5.300      02/01/2021        1,275,582
     5,500,000   Madison County, NY IDA (Oneida Healthcare Center)(1)                        5.350      02/01/2031        4,868,820
       570,000   Middletown, NY IDA (Flanagan Design & Display)(1)                           7.500      11/01/2018          515,668
     2,970,000   Middletown, NY IDA (Southwinds Retirement Home)(4)                          6.375      03/01/2018        1,889,217
     1,255,000   Middletown, NY IDA (YMCA)(1)                                                7.000      11/01/2019        1,252,352
        55,000   Monroe County, NY COP(1)                                                    8.050      01/01/2011           54,750
        50,000   Monroe County, NY IDA (Cloverwood Senior Living)(1)                         6.750      05/01/2023           47,906
       165,000   Monroe County, NY IDA (Cloverwood Senior Living)(1)                         6.875      05/01/2033          190,540
       860,000   Monroe County, NY IDA (Cloverwood Senior Living)(1)                         6.875      05/01/2033          822,005


                          4 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$    3,885,000   Monroe County, NY IDA (DePaul Community Facilities)(1)                      5.875%     02/01/2028   $    2,851,435
     4,925,000   Monroe County, NY IDA (DePaul Community Facilities)(1)                      5.950      08/01/2028        4,228,113
     4,025,000   Monroe County, NY IDA (DePaul Properties)(1)                                6.150      09/01/2021        3,248,336
     2,490,000   Monroe County, NY IDA (Parma Senior Hsg. Assoc.)(1)                         6.500      12/01/2042        2,163,437
     2,890,000   Monroe County, NY IDA (Rochester Institute of Technology)(1)                5.375      04/01/2029        2,659,234
     2,210,000   Monroe County, NY IDA (St. John Fisher College)(1)                          5.250      06/01/2026        2,101,202
     3,210,000   Monroe County, NY IDA (St. John Fisher College)(1)                          5.375      06/01/2024        3,209,936
     2,175,000   Monroe County, NY IDA (Summit at Brighton)(1)                               5.375      07/01/2032        1,701,263
     3,660,000   Monroe County, NY IDA (Summit at Brighton)(1)                               5.500      07/01/2027        2,972,798
       735,000   Monroe County, NY IDA (Volunteers of America)(1)                            5.700      08/01/2018          676,229
     2,765,000   Monroe County, NY IDA (Volunteers of America)(1)                            5.750      08/01/2028        2,279,632
   650,000,000   Monroe County, NY Tobacco Asset Securitization Corp. (TASC)                 7.701(3)   06/01/2061        4,004,000
       580,000   Monroe, NY Newpower Corp(1)                                                 5.625      01/01/2026          553,430
     2,265,000   Monroe, NY Newpower Corp.(1)                                                5.500      01/01/2034        2,086,677
       600,000   Mount Vernon, NY IDA (Kings Court)(1)                                       5.200      12/01/2033          604,080
     3,275,000   Mount Vernon, NY IDA (Macedonia Towers)(1)                                  5.200      12/01/2033        2,904,696
     2,295,000   Mount Vernon, NY IDA (Meadowview)(1)                                        6.150      06/01/2019        2,243,018
     2,600,000   Mount Vernon, NY IDA (Meadowview)(1)                                        6.200      06/01/2029        2,387,138
       802,824   Municipal Assistance Corp. for Troy, NY                                     5.733(3)   07/15/2021          499,886
     1,218,573   Municipal Assistance Corp. for Troy, NY                                     5.741(3)   01/15/2022          733,630
       710,000   Nassau County, NY IDA (ACDS)(1)                                             5.950      11/01/2022          635,301
       590,000   Nassau County, NY IDA (ALIA-ACDS)(1)                                        7.500      06/01/2015          598,472
     2,975,000   Nassau County, NY IDA (ALIA-ACLD)(1)                                        6.250      09/01/2022        2,737,298
       180,000   Nassau County, NY IDA (ALIA-ACLD)(1)                                        7.125      06/01/2017          181,255
       255,000   Nassau County, NY IDA (ALIA-ACLD)(1)                                        7.500      06/01/2015          258,662
     4,190,000   Nassau County, NY IDA (ALIA-CSMR)(1)                                        7.000      11/01/2016        4,212,333
     2,650,000   Nassau County, NY IDA (ALIA-CSMR)(1)                                        7.125      06/01/2017        2,668,471
     1,280,000   Nassau County, NY IDA (ALIA-CSMR)(1)                                        7.500      06/01/2015        1,298,381
       150,000   Nassau County, NY IDA (ALIA-FREE)(1)                                        7.125      06/01/2012          152,393
     1,575,000   Nassau County, NY IDA (ALIA-FREE)(1)                                        7.500      06/01/2015        1,597,617
     4,030,000   Nassau County, NY IDA (ALIA-FREE)(1)                                        8.150      06/01/2030        4,083,398
     6,165,000   Nassau County, NY IDA (ALIA-FREE)(1)                                        8.250      06/01/2032        6,267,524
       710,000   Nassau County, NY IDA (ALIA-HH)(1)                                          7.125      06/01/2017          714,949
       545,000   Nassau County, NY IDA (ALIA-HHS)(1)                                         7.125      06/01/2017          548,799
       150,000   Nassau County, NY IDA (ALIA-LVH)(1)                                         7.500      06/01/2015          152,154
    12,500,000   Nassau County, NY IDA (Amsterdam at Harborside)(1)                          6.700      01/01/2043       11,583,375
       385,000   Nassau County, NY IDA (CNGCS)(1)                                            7.500      06/01/2030          390,529
     2,245,000   Nassau County, NY IDA (CNGCS)(1)                                            8.150      06/01/2030        2,274,746
     5,000,000   Nassau County, NY IDA (CSMR)(1)                                             5.950      11/01/2022        4,473,950


                          5 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$      600,000   Nassau County, NY IDA (Epilepsy Foundation of  L.I.)(1)                     5.950%     11/01/2022   $      536,874
     1,660,000   Nassau County, NY IDA (Hispanic Counseling Center)(1)                       6.500      11/01/2037        1,427,766
     3,150,000   Nassau County, NY IDA (Keyspan-Glenwood Energy Center)(1)                   5.250      06/01/2027        3,025,796
       640,000   Nassau County, NY IDA (Life's WORCA)(1)                                     5.950      11/01/2022          572,666
     3,615,000   Nassau County, NY IDA (Little Village School)(1)                            7.500      12/01/2031        3,603,324
     1,000,000   Nassau County, NY IDA (New York Institute of Technology)(1)                 4.750      03/01/2026          977,030
     3,535,000   Nassau County, NY IDA (New York Water Service Corp.)(1)                     5.000      12/01/2035        3,288,611
     2,205,000   Nassau County, NY IDA (North Shore CFGA)(1)                                 6.750      05/01/2024        2,102,512
     1,300,000   Nassau County, NY IDA (PLUS Group Home)(1)                                  6.150      11/01/2022        1,184,586
     1,555,000   Nassau County, NY IDA (United Cerebral Palsy)(1)                            6.250      11/01/2014        1,531,768
       645,000   Nassau County, NY IDA (United Veteran's Beacon House)(1)                    6.500      11/01/2037          554,765
       655,000   Nassau County, NY IDA, Series A-A(1)                                        6.000      07/02/2021          598,323
     6,915,000   Nassau County, NY IDA, Series A-B(1)                                        6.000      07/01/2021        6,316,645
       695,000   Nassau County, NY IDA, Series A-C(1)                                        6.000      07/01/2021          634,862
       790,000   Nassau County, NY IDA, Series A-D(1)                                        6.000      07/01/2021          721,641
   122,875,000   Nassau County, NY Tobacco Settlement Corp.(1)                               5.125      06/01/2046       99,729,036
     9,000,000   Nassau County, NY Tobacco Settlement Corp.(1)                               5.250      06/01/2026        8,529,660
    20,000,000   Nassau County, NY Tobacco Settlement Corp.                                  5.820(3)   06/01/2046          999,000
   105,975,000   Nassau County, NY Tobacco Settlement Corp.                                  6.221(3)   06/01/2046        4,450,950
 1,055,215,000   Nassau County, NY Tobacco Settlement Corp.                                  6.537(3)   06/01/2060       10,225,033
    40,000,000   Nassau County, NY Tobacco Settlement Corp.                                  7.351(3)   06/01/2060          272,000
    22,780,000   Nassau County, NY Tobacco Settlement Corp. (TASC)(1)                        5.000      06/01/2035       18,815,824
    13,010,000   New Rochelle, NY IDA (College of New Rochelle)(1)                           5.250      07/01/2027       13,033,808
     3,670,000   New Rochelle, NY IDA (Soundview Apartments)(1)                              5.375      04/01/2036        3,637,007
     3,300,000   Niagara County, NY IDA (American Ref-Fuel Company)(1)                       5.550      11/15/2024        3,338,544
     3,020,000   Niagara County, NY IDA (Niagara Falls Memorial Medical Center)              5.750      06/01/2018        2,844,931
     1,500,000   Niagara County, NY IDA (Niagara University)(1)                              5.350      11/01/2023        1,514,670
     5,400,000   Niagara County, NY IDA (Niagara University)(1)                              5.400      11/01/2031        5,407,452
     2,600,000   Niagara County, NY IDA (Solid Waste Disposal)(1)                            5.550      11/15/2024        2,677,298
     7,250,000   Niagara County, NY IDA (Solid Waste Disposal)(1)                            5.625      11/15/2024        7,465,180
        20,000   Niagara County, NY Tobacco Asset Securitization Corp.                       5.750      05/15/2022           20,011
     1,480,000   Niagara County, NY Tobacco Asset Securitization Corp.(1)                    6.250      05/15/2034        1,457,238
     6,295,000   Niagara County, NY Tobacco Asset Securitization Corp.(1)                    6.250      05/15/2040        6,103,695
       125,000   Niagara Falls, NY Public Water Authority(1)                                 5.500      07/15/2034          126,244


                          6 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$      355,000   Niagara, NY Frontier Transportation Authority (Buffalo Niagara
                 International Airport)(1)                                                   5.000%     04/01/2028   $      331,038
     1,610,000   Niagara, NY Frontier Transportation Authority (Buffalo Niagara
                 International Airport)(1)                                                   5.625      04/01/2029        1,612,399
     3,000,000   North Tonawanda, NY HDC (Bishop Gibbons Associates)(1)                      7.375      12/15/2021        3,544,410
        25,000   Nunda, NY GO(1)                                                             8.000      05/01/2010           25,119
       500,000   NY Carnegie Redevel. Corp.                                                  7.000      09/01/2021          413,140
     8,480,000   NY Counties Tobacco Trust I(1)                                              6.250      06/01/2028        8,481,442
     6,235,000   NY Counties Tobacco Trust I                                                 6.500      06/01/2035        6,239,801
    19,230,000   NY Counties Tobacco Trust I                                                 6.625      06/01/2042       19,255,384
    29,800,000   NY Counties Tobacco Trust II (TASC)(1)                                      5.625      06/01/2035       26,705,866
    53,880,000   NY Counties Tobacco Trust II (TASC)(1)                                      5.750      06/01/2043       48,435,965
       245,000   NY Counties Tobacco Trust III(1)                                            6.000      06/01/2043          228,543
     7,000,000   NY Counties Tobacco Trust IV(1)                                             5.000      06/01/2038        5,696,740
   131,335,000   NY Counties Tobacco Trust IV                                                5.920(3)   06/01/2050        3,884,889
   304,690,000   NY Counties Tobacco Trust IV                                                6.395(3)   06/01/2055        4,686,132
   608,700,000   NY Counties Tobacco Trust IV                                                6.816(3)   06/01/2060        4,139,160
    82,500,000   NY Counties Tobacco Trust IV (TASC)(1)                                      0.000(5)   06/01/2041       76,277,850
    52,535,000   NY Counties Tobacco Trust IV (TASC)(1)                                      5.000      06/01/2042       42,074,231
    38,275,000   NY Counties Tobacco Trust IV (TASC)(1)                                      5.000      06/01/2045       30,458,097
    82,500,000   NY Counties Tobacco Trust IV (TASC)(1)                                      6.650(6)   06/01/2041          913,275
   239,280,000   NY Counties Tobacco Trust V                                                 6.074(3)   06/01/2038       23,191,018
   605,930,000   NY Counties Tobacco Trust V                                                 6.209(3)   06/01/2050       19,959,334
   643,195,000   NY Counties Tobacco Trust V                                                 6.850(3)   06/01/2055        9,892,339
 3,845,000,000   NY Counties Tobacco Trust V                                                 7.846(3)   06/01/2060       26,146,000
    68,000,000   NY Liberty Devel. Corp. (Goldman Sachs Headquarters)(7)                     5.250      10/01/2035       68,866,041
     2,199,995   NY Liberty Devel. Corp. (National Sports Museum)(4,8)                       6.125      02/15/2019               22
    51,560,000   NY MTA, Series A(7)                                                         5.000      11/15/2030       52,333,745
        20,000   NY MTA, Series A(1)                                                         5.000      11/15/2032           20,157
        25,000   NY MTA, Series B(1)                                                         5.000      01/01/2031           25,284
     1,625,000   NY Newark-Wayne Community Hospital(1)                                       7.600      09/01/2015        1,625,195
    20,220,000   NY Seneca Nation Indians Capital Improvements(1)                            5.000      12/01/2023       16,848,719
        25,000   NY Triborough Bridge & Tunnel Authority(1)                                  5.000      01/01/2032           25,282
    33,060,000   NY Triborough Bridge & Tunnel Authority, Series A(7)                        5.000      01/01/2027       34,012,560
    13,950,000   NY TSASC, Inc. (TFABs)(1)                                                   5.000      06/01/2026       12,857,018
   251,510,000   NY TSASC, Inc. (TFABs)(1)                                                   5.000      06/01/2034      209,550,587
   337,515,000   NY TSASC, Inc. (TFABs)(1)                                                   5.125      06/01/2042      275,982,640
        15,000   NYC GO(1)                                                                   5.000      06/01/2020           15,980
        25,000   NYC GO(1)                                                                   5.000      03/01/2025           25,681
     6,280,000   NYC GO(1)                                                                   5.000      08/01/2026        6,694,229
    20,000,000   NYC GO(7)                                                                   5.000      04/01/2030       20,630,963
    46,000,000   NYC GO(7)                                                                   5.000      06/01/2030       47,496,311


                          7 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$   10,920,000   NYC GO(7)                                                                   5.000%     08/01/2030   $   11,285,547
    27,400,000   NYC GO(7)                                                                   5.000      06/01/2033       28,097,878
    12,455,000   NYC GO(7)                                                                   5.000      12/01/2033       12,731,383
    30,150,000   NYC GO(7)                                                                   5.000      11/01/2034       30,779,590
    19,405,000   NYC GO(7)                                                                   5.000      04/01/2035       19,834,849
     5,400,000   NYC GO(7)                                                                   5.000      08/01/2035        5,526,311
        45,000   NYC GO(1)                                                                   5.100      11/01/2019           48,598
        15,000   NYC GO(1)                                                                   5.100      11/01/2019           15,982
       100,000   NYC GO(1)                                                                   5.250      09/15/2013          100,849
    20,000,000   NYC GO(7)                                                                   5.250      03/01/2021       22,218,600
         5,000   NYC GO(1)                                                                   5.250      08/01/2021            5,006
    25,530,000   NYC GO(7)                                                                   5.250      06/01/2027       26,147,766
     9,500,000   NYC GO(1)                                                                   5.250      04/01/2028       10,270,735
    12,765,000   NYC GO(7)                                                                   5.300      03/01/2035       13,043,001
         5,000   NYC GO(1)                                                                   5.375      12/01/2026            5,108
         5,000   NYC GO(1)                                                                   5.375      03/01/2027            5,613
    37,945,000   NYC GO(7)                                                                   5.375      06/01/2032       38,793,135
        40,000   NYC GO(1)                                                                   5.500      08/01/2022           40,053
         5,000   NYC GO(1)                                                                   5.500      12/01/2031            5,104
         5,000   NYC GO(1)                                                                   5.950      08/01/2014            5,047
        40,000   NYC GO                                                                      6.154(3)   10/01/2012           38,543
     2,000,000   NYC GO(1)                                                                   6.250      12/15/2031        2,323,140
        15,000   NYC GO(1)                                                                   7.250      08/15/2024           15,072
         5,000   NYC GO(1)                                                                   7.750      08/15/2028            5,086
       837,000   NYC GO RIBS                                                                11.145(9)   08/12/2010          867,383
       837,000   NYC GO RIBS                                                                11.145(9)   09/01/2011          844,115
     1,475,000   NYC GO ROLs(10)                                                            17.674(9)   05/15/2031        1,760,944
     5,395,000   NYC GO ROLs(10)                                                            17.684(9)   05/15/2036        6,177,707
       875,000   NYC GO ROLs(10)                                                            17.688(9)   05/15/2033        1,021,073
        40,399   NYC HDC (Beekman)                                                           6.500      10/15/2017           40,487
       272,465   NYC HDC (Bridgeview III)                                                    6.500      12/15/2017          273,732
       794,060   NYC HDC (Cadman Towers)                                                     6.500      11/15/2018          797,752
        51,123   NYC HDC (Essex Terrace)                                                     6.500      07/15/2018           51,297
       112,012   NYC HDC (Keith Plaza)                                                       6.500      02/15/2018          112,394
     5,000,000   NYC HDC (Multifamily Hsg.)(1)                                               4.700      11/01/2040        4,583,350
     7,500,000   NYC HDC (Multifamily Hsg.)(1)                                               4.950      11/01/2039        7,565,250
     3,500,000   NYC HDC (Multifamily Hsg.)(7)                                               5.000      11/01/2037        3,463,780
        60,000   NYC HDC (Multifamily Hsg.)(1)                                               5.050      11/01/2023           60,539
     4,685,000   NYC HDC (Multifamily Hsg.)(7)                                               5.050      11/01/2039        4,642,272
     2,435,000   NYC HDC (Multifamily Hsg.)(7)                                               5.100      11/01/2027        2,466,590
     3,000,000   NYC HDC (Multifamily Hsg.)(7)                                               5.125      11/01/2032        3,007,830
     5,100,000   NYC HDC (Multifamily Hsg.)(1)                                               5.150      11/01/2037        5,137,383
     8,035,000   NYC HDC (Multifamily Hsg.)(7)                                               5.200      11/01/2040        8,053,546
    14,110,000   NYC HDC (Multifamily Hsg.)(7)                                               5.250      11/01/2030       14,439,689


                          8 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$    7,205,000   NYC HDC (Multifamily Hsg.)(1)                                               5.250%     11/01/2045   $    7,221,572
     5,140,000   NYC HDC (Multifamily Hsg.)(1)                                               5.350      11/01/2037        5,210,058
        15,000   NYC HDC (Multifamily Hsg.)(1)                                               5.400      11/01/2033           15,069
     3,735,000   NYC HDC (Multifamily Hsg.)(1)                                               5.450      11/01/2040        3,802,081
     4,785,000   NYC HDC (Multifamily Hsg.)(1)                                               5.500      11/01/2028        4,930,416
     3,090,000   NYC HDC (Multifamily Hsg.)(7)                                               5.500      11/01/2034        3,200,097
     2,840,000   NYC HDC (Multifamily Hsg.)(7)                                               5.550      11/01/2039        2,938,122
    10,910,000   NYC HDC (Multifamily Hsg.)(7)                                               5.700      11/01/2046       11,327,199
        74,406   NYC HDC (Multifamily Hsg.)(1)                                               6.500      02/15/2018           70,883
    10,470,000   NYC HDC (Multifamily Hsg.), Series A(7)                                     5.600      11/01/2042       10,594,384
    31,675,000   NYC HDC (Multifamily Hsg.), Series B(7)                                     5.350      05/01/2049       31,693,911
    11,250,000   NYC HDC (Multifamily Hsg.), Series C(7)                                     5.050      11/01/2036       10,972,891
     8,365,000   NYC HDC (Multifamily Hsg.), Series C(7)                                     5.125      05/01/2040        8,328,200
       385,000   NYC HDC (Multifamily Hsg.), Series C(1)                                     5.700      05/01/2031          386,378
     1,000,000   NYC HDC (Multifamily Hsg.), Series E(1)                                     5.200      11/01/2033        1,002,540
     2,155,000   NYC HDC (Multifamily Hsg.), Series F(1)                                     5.200      11/01/2032        2,161,099
    13,180,000   NYC HDC (Multifamily Hsg.), Series G-1(7)                                   4.875      11/01/2039       12,855,352
     1,345,000   NYC HDC (Multifamily Hsg.), Series H-2(1)                                   5.200      11/01/2038        1,348,201
     3,400,000   NYC HDC (Multifamily Hsg.), Series H-2(1)                                   5.250      05/01/2046        3,405,032
    15,510,000   NYC HDC (Multifamily Hsg.), Series I-2(7)                                   5.200      11/01/2038       15,127,959
       807,380   NYC HDC (Ruppert)(1)                                                        6.500      11/15/2018          849,857
       227,954   NYC HDC (St. Martin Tower)                                                  6.500      11/15/2018          229,014
     2,750,000   NYC HDC, Series C(7)                                                        5.000      11/01/2026        2,771,280
       970,000   NYC IDA (A Very Special Place)(1)                                           5.750      01/01/2029          784,536
     3,480,000   NYC IDA (Acme Architectural Products)(1)                                    6.375      11/01/2019        3,112,512
    42,995,000   NYC IDA (AIRIS JFK I/JFK International Airport)(1)                          5.500      07/01/2028       35,744,323
    21,915,000   NYC IDA (AIRIS JFK I/JFK International Airport)(1)                          6.000      07/01/2027       19,396,967
       195,000   NYC IDA (Allied Metal)(1)                                                   6.375      12/01/2014          189,593
       940,000   NYC IDA (Allied Metal)(1)                                                   7.125      12/01/2027          877,011
     2,955,000   NYC IDA (Amboy Properties)(1)                                               6.750      06/01/2020        2,500,610
     2,905,000   NYC IDA (American Airlines)                                                 5.400      07/01/2019        2,274,237
    32,580,000   NYC IDA (American Airlines)                                                 5.400      07/01/2020       25,029,259
    41,550,000   NYC IDA (American Airlines)                                                 6.900      08/01/2024       34,942,304
       540,000   NYC IDA (American Airlines)(1)                                              7.500      08/01/2016          540,670
    18,200,000   NYC IDA (American Airlines)(1)                                              7.625      08/01/2025       18,437,328
    69,350,000   NYC IDA (American Airlines)(1)                                              7.750      08/01/2031       70,206,473
    44,860,000   NYC IDA (American Airlines)(1)                                              8.000      08/01/2028       46,355,632
   338,060,000   NYC IDA (American Airlines)(1)                                              8.500      08/01/2028      347,782,606
     3,530,000   NYC IDA (American National Red Cross)(1)                                    5.000      02/01/2036        3,136,758
     4,075,000   NYC IDA (Atlantic Paste & Glue Company)(1)                                  6.625      11/01/2019        3,724,835
     1,050,000   NYC IDA (Atlantic Veal & Lamb)(1)                                           8.375      12/01/2016        1,050,662
       205,000   NYC IDA (Baco Enterprises)(1)                                               7.500      11/01/2011          205,789
     1,685,000   NYC IDA (Baco Enterprises)(1)                                               8.500      11/01/2021        1,693,813
     1,325,000   NYC IDA (Bark Frameworks)(1)                                                6.750      11/01/2019        1,242,280


                          9 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$    9,715,000   NYC IDA (Berkeley Carroll School)(1)                                        6.100%     11/01/2028   $    9,583,653
     5,500,000   NYC IDA (Beth Abraham Health Services)(1)                                   6.500      02/15/2022        4,851,110
     1,035,000   NYC IDA (Beth Abraham Health Services)(1)                                   6.500      11/15/2027          934,222
     4,220,000   NYC IDA (Beth Abraham Health Services)(1)                                   6.500      11/15/2034        3,756,095
    52,750,000   NYC IDA (British Airways)(1)                                                5.250      12/01/2032       38,318,655
    34,425,000   NYC IDA (British Airways)(1)                                                7.625      12/01/2032       34,053,899
    97,120,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                       5.650      10/01/2028       75,977,947
   153,620,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                       5.750      10/01/2036      118,101,520
    22,255,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                       6.200      10/01/2022       19,492,264
     4,145,000   NYC IDA (Calhoun School)(1)                                                 6.625      12/01/2034        3,840,218
    16,205,000   NYC IDA (Calhoun School)(1)                                                 6.625      12/01/2034       15,013,446
     2,895,000   NYC IDA (Center for Elimination of Family Violence)(1)                      7.375      11/01/2036        2,820,106
    15,540,000   NYC IDA (Center for Nursing/Rehabilitation)(1)                              5.375      08/01/2027       13,367,508
     3,400,000   NYC IDA (Center for Nursing/Rehabilitation)(1)                              5.375      08/01/2027        2,924,680
    29,135,000   NYC IDA (Chapin School)(1)                                                  5.000      11/01/2038       23,604,012
       475,000   NYC IDA (Community Hospital of Brooklyn)(1)                                 6.875      11/01/2010          475,299
     1,490,000   NYC IDA (Comprehensive Care Management)(1)                                  6.000      05/01/2026        1,307,505
     3,145,000   NYC IDA (Comprehensive Care Management)(1)                                  6.125      11/01/2035        2,645,731
     3,870,000   NYC IDA (Comprehensive Care Management)(1)                                  6.375      11/01/2028        3,183,152
     1,535,000   NYC IDA (Comprehensive Care Management)(1)                                  6.375      11/01/2028        1,353,056
     1,375,000   NYC IDA (Comprehensive Care Management)(1)                                  7.875      12/01/2016        1,375,729
       430,000   NYC IDA (Comprehensive Care Management)(1)                                  8.000      12/01/2011          430,426
     4,180,000   NYC IDA (Continental Airlines)                                              8.000      11/01/2012        4,152,788
     4,685,000   NYC IDA (Continental Airlines)                                              8.375      11/01/2016        4,604,980
     1,465,000   NYC IDA (Cool Wind Ventilation)(1)                                          5.450      11/01/2017        1,253,615
     1,315,000   NYC IDA (Cool Wind Ventilation)(1)                                          5.450      11/01/2017        1,125,259
     5,685,000   NYC IDA (Cool Wind Ventilation)(1)                                          6.075      11/01/2027        4,384,670
       475,000   NYC IDA (Eger Harbor House)(1)                                              5.875      05/20/2044          502,935
     5,500,000   NYC IDA (Family Support Systems)(1)                                         7.500      11/01/2034        5,420,690
     7,315,000   NYC IDA (Friends Seminary School)(1)                                        7.125      09/15/2031        7,302,711
    13,780,000   NYC IDA (Gateway School of New York)(1)                                     5.550      06/01/2039       11,346,314
     1,900,000   NYC IDA (Global Country World Peace)(1)                                     7.250      11/01/2025        1,489,391
     1,800,000   NYC IDA (Global Country World Peace)(1)                                     7.250      11/01/2025        1,411,002
     2,175,000   NYC IDA (Good Shepherd Services)(1)                                         5.875      06/01/2014        2,063,597
     3,570,000   NYC IDA (Gourmet Boutique)(1)                                               5.750      05/01/2021        2,816,159
     7,290,000   NYC IDA (Guttmacher Institute)(1)                                           5.750      12/01/2036        5,736,793
     2,095,000   NYC IDA (Herbert G. Birch Childhood Project)(1)                             8.375      02/01/2022        2,102,123
       800,000   NYC IDA (Independent Living Assoc.)(1)                                      6.200      07/01/2020          749,192
     9,000,000   NYC IDA (JFK International Airport)(1)                                      8.000      08/01/2012        9,190,440
       610,000   NYC IDA (Just Bagels Manufacturing)(1)                                      8.500      11/01/2016          622,816


                         10 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$      945,000   NYC IDA (Just Bagels Manufacturing)(1)                                      8.750%     11/01/2026   $      952,069
       230,000   NYC IDA (L&M Optical Disc)(1)                                               7.125      11/01/2010          229,989
    19,700,000   NYC IDA (Liberty-7 World Trade Center)(1)                                   6.250      03/01/2015       19,862,131
    17,190,000   NYC IDA (Liberty-7 World Trade Center)                                      6.500      03/01/2035       17,260,651
    12,000,000   NYC IDA (Liberty-7 World Trade Center)(1)                                   6.750      03/01/2015       12,219,480
    45,500,000   NYC IDA (Liberty-IAC/Interactive Corp.)(1)                                  5.000      09/01/2035       39,612,755
     2,625,000   NYC IDA (Little Red Schoolhouse)(1)                                         6.750      11/01/2018        2,624,633
     2,995,000   NYC IDA (Lucky Polyethylene Manufacturing Company)                          7.800      11/01/2024        2,994,461
    23,000,000   NYC IDA (Magen David Yeshivah)(1)                                           5.700      06/15/2027       18,993,630
     3,745,000   NYC IDA (Manhattan Community Access Corp.)(1)                               6.000      12/01/2036        3,051,463
     1,895,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)                 6.375      11/01/2038        1,620,528
     9,175,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)                 6.375      11/01/2038        7,846,093
       680,000   NYC IDA (Marymount School of New York)(1)                                   5.125      09/01/2021          689,853
     4,010,000   NYC IDA (Marymount School of New York)(1)                                   5.250      09/01/2031        3,954,020
    17,780,000   NYC IDA (MediSys Health Network)(1)                                         6.250      03/15/2024       15,124,557
       325,000   NYC IDA (Mesorah Publications)(1)                                           6.450      02/01/2011          323,151
     4,790,000   NYC IDA (Mesorah Publications)(1)                                           6.950      02/01/2021        4,523,101
     8,405,000   NYC IDA (Metro Biofuels)(1)                                                 6.000      11/01/2028        6,634,487
     2,700,000   NYC IDA (Metropolitan College of New York)(1)                               5.750      03/01/2020        2,549,718
     2,005,000   NYC IDA (Morrisons Pastry)(1)                                               6.500      11/01/2019        1,865,512
        25,000   NYC IDA (NYU)(1)                                                            5.000      07/01/2041           25,146
    40,000,000   NYC IDA (NYU)(7)                                                            5.250      07/01/2048       42,117,076
     3,240,000   NYC IDA (Petrocelli Electric)(1)                                            8.000      11/01/2017        3,200,828
       875,000   NYC IDA (Petrocelli Electric)(1)                                            8.000      11/01/2018          847,149
    10,065,000   NYC IDA (Polytechnic University)(1)                                         5.250      11/01/2027        9,333,677
     2,240,000   NYC IDA (Precision Gear)(1)                                                 6.375      11/01/2024        2,004,778
     1,910,000   NYC IDA (Precision Gear)(1)                                                 6.375      11/01/2024        1,709,431
       900,000   NYC IDA (Precision Gear)(1)                                                 7.625      11/01/2024          894,627
     4,100,000   NYC IDA (PSCH)(1)                                                           6.375      07/01/2033        3,543,261
    17,910,000   NYC IDA (Queens Baseball Stadium)(1)                                        5.000      01/01/2046       15,169,054
     6,800,000   NYC IDA (Reece School)(1)                                                   7.500      12/01/2037        6,191,400
     1,625,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)(1)                             6.250      11/01/2014        1,516,661
     8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)(1)                             6.750      11/01/2028        7,167,800
     1,000,000   NYC IDA (Roundabout Theatre)(1)                                             5.000      10/01/2023          806,680
     4,085,000   NYC IDA (Sahadi Fine Foods)(1)                                              6.750      11/01/2019        3,823,519
       200,000   NYC IDA (Samaritan Aids Services)(1)                                        5.000      11/01/2024          203,750
       875,000   NYC IDA (Services for the Underserved/Young Adult Institute Obligated
                 Group)(1)                                                                   5.000      07/01/2026          683,104
     4,380,000   NYC IDA (Showman Fabricators)(1)                                            7.500      11/01/2028        3,402,340
     3,100,000   NYC IDA (South Bronx Overall Economic Devel.)(1)                            8.625      12/01/2025        2,591,042
     1,625,000   NYC IDA (Special Needs Facilities Pooled Program)(1)                        4.750      07/01/2020        1,375,368


                         11 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$      995,000   NYC IDA (Special Needs Facilities Pooled Program)(1)                        5.250%     07/01/2022   $      836,546
     2,620,000   NYC IDA (Special Needs Facilities Pooled Program)(1)                        6.650      07/01/2023        2,601,450
     3,950,000   NYC IDA (Special Needs Facilities Pooled Program)(1)                        7.875      08/01/2025        3,950,316
     5,760,000   NYC IDA (Stallion)(1)                                                       5.500      11/01/2036        3,899,750
       955,000   NYC IDA (Stallion)(1)                                                       6.000      11/01/2027          750,745
        10,000   NYC IDA (Staten Island University Hospital)(1)                              6.375      07/01/2031            9,924
     1,440,000   NYC IDA (Staten Island University Hospital)(1)                              6.450      07/01/2032        1,424,736
       405,000   NYC IDA (Streamline Plastics)                                               7.750      12/01/2015          404,984
     1,275,000   NYC IDA (Streamline Plastics)(1)                                            8.125      12/01/2025        1,250,762
     6,808,500   NYC IDA (Studio School)(1)                                                  7.000      11/01/2038        5,998,833
       605,000   NYC IDA (Surprise Plastics)(1)                                              7.500      11/01/2013          531,614
     2,480,000   NYC IDA (Surprise Plastics)(1)                                              8.500      11/01/2023        1,876,046
     1,500,000   NYC IDA (Terminal One Group Assoc.)                                         5.500      01/01/2021        1,533,195
       380,000   NYC IDA (The Bank Street College)(1)                                        5.250      12/01/2021          379,970
     1,000,000   NYC IDA (The Bank Street College)(1)                                        5.250      12/01/2030          953,850
     8,800,000   NYC IDA (The Child School)(1)                                               7.550      06/01/2033        8,723,440
       145,000   NYC IDA (Therapy & Learning Center)(1)                                      7.500      10/01/2011          147,671
     3,735,000   NYC IDA (Therapy & Learning Center)(1)                                      8.250      10/01/2031        3,763,162
     8,955,000   NYC IDA (Tides Two Rivers Foundation)(1)                                    5.650      12/01/2039        6,793,711
     3,765,000   NYC IDA (Ulano)(1)                                                          6.900      11/01/2019        3,213,616
    32,040,000   NYC IDA (Unicef)(1)                                                         5.300      11/01/2038       23,883,898
     9,690,000   NYC IDA (Urban Health Plan)(1)                                              7.050      09/15/2026        9,438,835
     3,640,000   NYC IDA (Urban Resource Institute)(1)                                       7.375      11/01/2033        3,421,891
     1,200,000   NYC IDA (Utleys)(1)                                                         7.375      11/01/2023        1,170,348
     3,800,000   NYC IDA (Vaughn College Aeronautics)(1)                                     5.000      12/01/2021        3,307,520
     1,330,000   NYC IDA (Vaughn College Aeronautics)(1)                                     5.000      12/01/2028        1,043,452
     3,235,000   NYC IDA (Vaughn College Aeronautics)(1)                                     5.000      12/01/2028        2,538,019
       900,000   NYC IDA (Vaughn College Aeronautics)(1)                                     5.000      12/01/2031          682,695
     1,800,000   NYC IDA (Vaughn College Aeronautics)(1)                                     5.250      12/01/2036        1,362,240
    14,200,000   NYC IDA (Visy Paper)(1)                                                     7.800      01/01/2016       13,639,384
    70,500,000   NYC IDA (Visy Paper)(1)                                                     7.950      01/01/2028       70,486,605
     1,930,000   NYC IDA (Vocational Instruction)                                            7.750(2)   02/01/2033        1,159,409
       100,000   NYC IDA (W & W Jewelers)(1)                                                 7.250      02/01/2011          100,242
     1,555,000   NYC IDA (W & W Jewelers)(1)                                                 8.250      02/01/2021        1,571,188
     2,900,000   NYC IDA (Weizmann Institute)(1)                                             5.900      11/01/2034        2,637,260
     5,930,000   NYC IDA (Weizmann Institute)(1)                                             5.900      11/01/2034        5,426,128
     2,795,000   NYC IDA (Westchester Square Medical Center)                                 8.000      11/01/2010        2,738,765
     6,160,000   NYC IDA (Westchester Square Medical Center)                                 8.375      11/01/2015        5,457,144
     1,465,000   NYC IDA (World Casing Corp.)(1)                                             6.700      11/01/2019        1,381,422
    59,605,000   NYC IDA (Yankee Stadium)(1)                                                 5.000      03/01/2046       55,482,718
    16,500,000   NYC IDA (Yankee Stadium)(1)                                                 7.000      03/01/2049       18,998,595
    24,270,000   NYC IDA (Yeled Yalda Early Childhood)(1)                                    5.725      11/01/2037       18,750,031
    57,700,000   NYC Municipal Water Finance Authority(7)                                    5.000      06/15/2026       59,026,235
        50,000   NYC Municipal Water Finance Authority(1)                                    5.000      06/15/2029           51,149


                         12 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$   27,500,000   NYC Municipal Water Finance Authority(7)                                    5.000%     06/15/2031   $   28,387,563
    11,720,000   NYC Municipal Water Finance Authority(7)                                    5.000      06/15/2032       11,811,963
    31,400,000   NYC Municipal Water Finance Authority(7)                                    5.000      06/15/2034       31,624,267
    47,440,000   NYC Municipal Water Finance Authority(7)                                    5.000      06/15/2034       48,307,769
    40,100,000   NYC Municipal Water Finance Authority(7)                                    5.000      06/15/2037       41,187,312
    22,000,000   NYC Municipal Water Finance Authority(7)                                    5.000      06/15/2038       22,596,595
    18,000,000   NYC Municipal Water Finance Authority(7)                                    5.000      06/15/2038       18,313,401
    29,000,000   NYC Municipal Water Finance Authority(7)                                    5.000      06/15/2039       29,786,421
    18,000,000   NYC Municipal Water Finance Authority(7)                                    5.000      06/15/2039       18,488,070
    31,500,000   NYC Municipal Water Finance Authority(7)                                    5.000      06/15/2039       32,204,183
    19,740,000   NYC Municipal Water Finance Authority(7)                                    5.000      06/15/2039       20,181,288
    44,840,000   NYC Municipal Water Finance Authority(7)                                    5.125      06/15/2032       45,256,657
        30,000   NYC Municipal Water Finance Authority(1)                                    5.125      06/15/2032           30,279
        30,000   NYC Municipal Water Finance Authority(1)                                    5.125      06/15/2033           30,812
        25,000   NYC Municipal Water Finance Authority(1)                                    5.125      06/15/2033           25,677
       145,000   NYC Trust for Cultural Resources (Museum of American Folk Art)              6.125      07/01/2030           80,278
    14,360,000   NYS DA (Buena Vida Nursing Home)(1)                                         5.250      07/01/2028       14,387,715
     2,250,000   NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)(1)                           5.000      07/01/2027        2,198,970
     1,250,000   NYS DA (D'Youville College)(1)                                              5.250      07/01/2025        1,249,888
        15,000   NYS DA (Dept. of Mental Hygiene)(1)                                         5.250      08/15/2031           15,094
        20,000   NYS DA (Ellis Hospital)(1)                                                  5.600      08/01/2025           20,012
     3,255,000   NYS DA (L.I. University)(1)                                                 5.125      09/01/2023        3,255,065
     1,335,000   NYS DA (L.I. University)(1)                                                 5.250      09/01/2028        1,314,815
    16,800,000   NYS DA (Maimonides Medical Center)(1)                                       5.750      08/01/2029       17,725,512
     3,865,000   NYS DA (Manhattan College)(1)                                               5.000      07/01/2041        3,487,544
     3,260,000   NYS DA (Manhattan College)(1)                                               5.300      07/01/2037        3,115,060
    18,230,000   NYS DA (Memorial Sloan-Kettering)(7)                                        5.000      07/01/2035       18,710,239
       480,000   NYS DA (Menorah Home & Hospital)(1)                                         5.150      08/01/2038          480,749
     4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)                              6.375      07/01/2029        4,138,571
     6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)(1)                              6.875      07/01/2025        6,975,111
     2,500,000   NYS DA (Municipal Health Facilities)(1)                                     5.000      01/15/2028        2,586,175
     2,265,000   NYS DA (New York Methodist Hospital)(1)                                     5.250      07/01/2033        2,115,057
     2,000,000   NYS DA (Norwegian Christian Home & Health Center)(1)                        6.100      08/01/2041        2,132,340
    11,100,000   NYS DA (NYU Hospitals Center)(1)                                            5.000      07/01/2026       10,372,062
    20,580,000   NYS DA (NYU Hospitals Center)(1)                                            5.000      07/01/2026       19,292,927
    40,320,000   NYS DA (NYU Hospitals Center)(1)                                            5.000      07/01/2036       36,244,858
     4,400,000   NYS DA (NYU Hospitals Center)(1)                                            5.250      07/01/2024        4,308,920
     2,000,000   NYS DA (NYU Hospitals Center)(1)                                            5.625      07/01/2037        1,971,020
     2,925,000   NYS DA (Ozanam Hall of Queens Nursing Home)(1)                              5.000      11/01/2026        2,959,223
     6,035,000   NYS DA (Providence Rest)(1)                                                 5.000      07/01/2035        3,915,387
     2,700,000   NYS DA (Providence Rest)(1)                                                 5.125      07/01/2030        1,900,422


                         13 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$    3,100,000   NYS DA (Providence Rest)(1)                                                 5.250%     07/01/2025   $    2,392,239
     6,260,000   NYS DA (Rochester General Hospital)(1)                                      5.000      12/01/2025        5,903,556
    17,660,000   NYS DA (Rochester General Hospital)(1)                                      5.000      12/01/2035       15,655,413
     1,750,000   NYS DA (School District Bond Financing Program), Series C(1)                7.250      10/01/2028        2,077,303
     2,645,000   NYS DA (School District Bond Financing Program), Series C(1)                7.375      10/01/2033        3,138,160
     1,525,000   NYS DA (School District Bond Financing Program), Series C(1)                7.500      04/01/2039        1,813,149
        50,000   NYS DA (School Districts Financing Program), Series B(1)                    6.000      10/01/2022           54,476
        25,000   NYS DA (School Districts Financing Program), Series B(1)                    6.000      10/01/2029           26,675
     1,075,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)(1)                             5.100      07/01/2034        1,034,397
     5,770,000   NYS DA (Smithtown Special Library District)(1)                              6.000      07/01/2028        6,347,981
     1,055,000   NYS DA (St. Catherine of Siena Medical Center)(1)                           6.000      07/01/2030        1,061,942
     1,505,000   NYS DA (St. Thomas Aquinas College)(1)                                      5.250      07/01/2028        1,466,939
    10,000,000   NYS DA (State Personal Income Tax Authority)(1)                             5.000      12/15/2031       10,504,400
     5,240,000   NYS DA (The Bronx-Lebanon Hospital Center)(1)                               6.250      02/15/2035        5,615,132
    11,695,000   NYS DA (Vassar College)(7)                                                  5.000      07/01/2046       12,045,070
     2,365,000   NYS EFC (NYS Water Services)(1)                                             6.000      01/15/2031        2,408,398
        50,000   NYS EFC (United Waterworks)(1)                                              5.150      03/01/2034           47,304
        25,000   NYS ERDA (Brooklyn Union Gas Company)(1)                                    4.700      02/01/2024           24,574
        15,000   NYS ERDA (Brooklyn Union Gas Company)(1)                                    5.500      01/01/2021           15,051
     7,000,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                                 12.043(9)   04/01/2020        7,272,370
    16,300,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                                 12.732(9)   07/01/2026       16,349,389
       350,000   NYS ERDA (LILCO)(1)                                                         5.300      10/01/2024          350,791
       100,000   NYS ERDA (LILCO)(1)                                                         5.300      08/01/2025          100,181
        75,000   NYS ERDA (LILCO)(1)                                                         5.300      08/01/2025           75,136
       300,000   NYS ERDA (NYS Electric & Gas Corp.)(1)                                      5.350      12/01/2028          290,349
        70,000   NYS ERDA (Rochester Gas & Electric)(1)                                      5.375      05/15/2032           70,025
    14,500,000   NYS ERDA (Rochester Gas & Electric)(1)                                      5.950      09/01/2033       14,505,365
     2,365,000   NYS HFA (Affordable Hsg.)(1)                                                5.250      11/01/2038        2,370,747
    10,220,000   NYS HFA (Affordable Hsg.)(7)                                                5.450      11/01/2045       10,346,136
     2,310,000   NYS HFA (Children's Rescue)(1)                                              7.625      05/01/2018        2,311,294
     1,645,000   NYS HFA (Crotona Estates Apartments)(1)                                     4.950      08/15/2038        1,603,299
       965,000   NYS HFA (Friendship)(1)                                                     5.100      08/15/2041          960,445
     1,390,000   NYS HFA (Golden Age Apartments)(1)                                          5.000      02/15/2037        1,371,708
     1,645,000   NYS HFA (Kensico Terrace Apartments)(1)                                     4.900      02/15/2038        1,569,659
         5,000   NYS HFA (Meadow Manor)(1)                                                   7.750      11/01/2019            5,088
     3,870,000   NYS HFA (Multifamily Hsg.)(1)                                               4.850      02/15/2038        3,717,793
     6,580,000   NYS HFA (Multifamily Hsg.)(1)                                               4.850      11/01/2040        6,228,036
     2,860,000   NYS HFA (Multifamily Hsg.)(1)                                               5.350      08/15/2031        2,866,578
     2,080,000   NYS HFA (Multifamily Hsg.)(1)                                               5.375      02/15/2035        2,088,112


                         14 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$    3,290,000   NYS HFA (Multifamily Hsg.)(1)                                               5.450%     08/15/2032   $    3,321,058
     2,075,000   NYS HFA (Multifamily Hsg.)                                                  5.500      08/15/2030        2,075,664
     3,200,000   NYS HFA (Multifamily Hsg.)(1)                                               5.650      08/15/2030        3,224,928
     1,075,000   NYS HFA (Multifamily Hsg.)(1)                                               5.650      08/15/2030        1,083,374
     1,000,000   NYS HFA (Multifamily Hsg.)(1)                                               5.650      08/15/2031        1,007,530
     1,710,000   NYS HFA (Multifamily Hsg.)(1)                                               5.650      02/15/2034        1,717,370
     2,120,000   NYS HFA (Multifamily Hsg.)(1)                                               5.700      08/15/2033        2,136,345
       665,000   NYS HFA (Multifamily Hsg.)(1)                                               6.250      02/15/2031          670,998
     1,255,000   NYS HFA (Multifamily Hsg.)                                                  6.400      11/15/2027        1,256,381
     3,915,000   NYS HFA (Multifamily Hsg.)                                                  6.750      11/15/2036        4,158,317
       340,000   NYS HFA (Nonprofit Hsg.)                                                    8.400      11/01/2010          341,846
       365,000   NYS HFA (Nonprofit Hsg.)                                                    8.400      11/01/2011          366,810
       395,000   NYS HFA (Nonprofit Hsg.)(1)                                                 8.400      11/01/2012          396,809
       425,000   NYS HFA (Nonprofit Hsg.)(1)                                                 8.400      11/01/2013          426,836
       510,000   NYS HFA (Nonprofit Hsg.)(1)                                                 8.400      11/01/2014          512,127
       540,000   NYS HFA (Nonprofit Hsg.)(1)                                                 8.400      11/01/2015          542,084
       580,000   NYS HFA (Nonprofit Hsg.)(1)                                                 8.400      11/01/2016          582,053
       640,000   NYS HFA (Nonprofit Hsg.)                                                    8.400      11/01/2017          642,195
       685,000   NYS HFA (Nonprofit Hsg.)(1)                                                 8.400      11/01/2018          687,295
    40,000,000   NYS IDA (Bronx Parking Devel. Company)                                      5.875      10/01/2046       30,656,000
       125,000   NYS LGSC (SCSB)                                                             7.250      12/15/2011          127,249
       810,000   NYS LGSC (SCSB)                                                             7.375      12/15/2016          810,859
       980,000   NYS LGSC (SCSB)                                                             7.750      12/15/2021        1,004,088
       215,000   NYS Medcare (Hospital & Nursing Home)                                       7.400      11/01/2016          216,038
       135,000   NYS Medcare (Hospital & Nursing Home)(1)                                    9.375      11/01/2016          135,971
        20,000   NYS Medcare (M.G. Nursing Home)(1)                                          6.200      02/15/2015           20,077
       400,000   NYS Power Authority(1)                                                      5.250      11/15/2040          402,068
        25,000   NYS UDC (Subordinated Lien)(1)                                              5.500      07/01/2016           25,092
       830,000   Oneida County, NY IDA (Civic Facilities-Mohawk Valley)(1)                   5.000      09/15/2035          649,483
       450,000   Oneida County, NY IDA (Mohawk Valley Handicapped Services)(1)               5.300      03/15/2019          410,643
       840,000   Oneida County, NY IDA (Mohawk Valley Handicapped Services)(1)               5.350      03/15/2029          669,581
     3,975,000   Onondaga County, NY IDA (Air Cargo)(1)                                      6.125      01/01/2032        3,536,240
     2,000,000   Onondaga County, NY IDA (Air Cargo)(1)                                      7.250      01/01/2032        1,839,660
     1,060,000   Onondaga County, NY IDA (Community General Hospital)(1)                     5.500      11/01/2018          959,904
     5,390,000   Onondaga County, NY IDA (Community General Hospital)(1)                     6.625      01/01/2018        5,025,906
     1,185,000   Onondaga County, NY IDA (Free Library)(1)                                   5.125      03/01/2030        1,188,389
     1,115,000   Onondaga County, NY IDA (Free Library)(1)                                   5.125      03/01/2037        1,074,760
       500,000   Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch
                 Companies)(1)                                                               6.250      12/01/2034          500,280
    42,834,598   Onondaga County, NY Res Rec(1)                                              0.000(5)   05/01/2022       29,418,374
    41,580,000   Onondaga County, NY Res Rec(1)                                              5.000      05/01/2015       38,564,203


                         15 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$    2,500,000   Orange County, NY IDA (Arden Hill Life Care Center)(1)                      7.000%     08/01/2021   $    2,372,500
     2,325,000   Orange County, NY IDA (Arden Hill Life Care Center)(1)                      7.000      08/01/2031        2,092,919
     2,090,000   Orange County, NY IDA (Arden Hill Life Care Center)(1)                      7.000      08/01/2031        1,881,376
     2,280,000   Orange County, NY IDA (Glen Arden)(1)                                       5.625      01/01/2018        2,010,914
     5,590,000   Orange County, NY IDA (Glen Arden)(1)                                       5.700      01/01/2028        4,403,187
       135,000   Orange County, NY IDA (Orange Mental Retardation Properties)                7.800      07/01/2011          135,703
     1,715,000   Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated Group)(1)     5.375      12/01/2021        1,700,954
     6,330,000   Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated Group)(1)     5.375      12/01/2026        5,987,610
     2,235,000   Orange County, NY IDA (St. Luke's Cornwall Hospital Obligated Group)(1)     5.375      12/01/2026        2,114,109
    12,010,000   Peekskill, NY IDA (Drum Hill)(1)                                            6.375      10/01/2028        9,510,719
       500,000   Port Authority NY/NJ (Continental Airlines)(1)                              9.000      12/01/2010          500,750
    45,425,000   Port Authority NY/NJ (Continental Airlines)(1)                              9.125      12/01/2015       45,497,680
    16,420,000   Port Authority NY/NJ (JFK International Air Terminal)(1)                    5.750      12/01/2022       16,418,522
    31,720,000   Port Authority NY/NJ (JFK International Air Terminal)                       5.750      12/01/2025       31,716,511
    18,625,000   Port Authority NY/NJ (JFK International Air Terminal)(1)                    5.900      12/01/2017       18,738,426
     4,010,000   Port Authority NY/NJ (KIAC)(1)                                              6.750      10/01/2011        4,009,599
    50,300,000   Port Authority NY/NJ (KIAC)(1,11)                                           6.750      10/01/2019       47,479,679
        35,000   Port Authority NY/NJ, 122nd Series(1)                                       5.000      07/15/2026           35,010
       240,000   Port Authority NY/NJ, 126th Series(1)                                       5.125      11/15/2030          241,802
        50,000   Port Authority NY/NJ, 127th Series(1)                                       5.200      12/15/2027           50,642
    70,000,000   Port Authority NY/NJ, 135th Series(7)                                       5.000      03/15/2039       72,046,685
    33,025,000   Port Authority NY/NJ, 136th Series(7)                                       5.125      05/01/2034       33,272,507
    19,175,000   Port Authority NY/NJ, 136th Series(7)                                       5.375      11/01/2028       19,726,470
    22,855,000   Port Authority NY/NJ, 136th Series(7)                                       5.500      11/01/2029       23,603,665
    26,000,000   Port Authority NY/NJ, 138th Series(7)                                       4.750      12/01/2034       25,590,500
    27,255,000   Port Authority NY/NJ, 141st Series(7)                                       4.500      09/01/2029       25,996,671
    47,910,000   Port Authority NY/NJ, 143rd Series(7)                                       5.000      10/01/2030       48,107,150
    12,840,000   Port Authority NY/NJ, 146th Series(7)                                       4.500      12/01/2034       12,186,347
        10,000   Port Authority NY/NJ, 146th Series(1)                                       4.500      12/01/2034            9,485
    26,100,000   Port Authority NY/NJ, 146th Series(7)                                       4.750      12/01/2027       26,044,094
        10,000   Port Authority NY/NJ, 146th Series(1)                                       4.750      12/01/2027            9,988
    13,005,000   Port Authority NY/NJ, 147th Series(7)                                       4.750      10/15/2028       12,769,257
    17,790,000   Port Authority NY/NJ, 147th Series(7)                                       5.000      10/15/2027       17,894,410
    20,000,000   Port Authority NY/NJ, 147th Series(7)                                       5.000      10/15/2032       20,058,410
    82,000,000   Port Authority NY/NJ, 151st Series(7)                                       5.750      03/15/2035       86,711,776
    15,000,000   Port Authority NY/NJ, 151st Series(7)                                       6.000      09/15/2028       16,127,100


                         16 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$  101,940,000   Port Authority NY/NJ, 152nd Series(7)                                       5.250%     11/01/2035   $  103,817,225
    13,715,000   Port Authority NY/NJ, 152nd Series(7)                                       5.250      05/01/2038       13,894,601
    22,500,000   Port Authority NY/NJ, 152nd Series(7)                                       5.750      11/01/2030       23,917,200
    50,660,000   Port Authority NY/NJ, 37th Series(7)                                        5.250      07/15/2034       51,386,971
     2,755,000   Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)(1)                    6.000      08/01/2032        2,760,923
     1,500,000   Rensselaer County, NY IDA (Franciscan Heights)(1)                           5.375      12/01/2036        1,475,865
     6,385,000   Rensselaer County, NY Tobacco Asset Securitization Corp.(1)                 5.625      06/01/2035        5,722,045
     7,300,000   Rensselaer County, NY Tobacco Asset Securitization Corp.(1)                 5.750      06/01/2043        6,562,408
     2,020,000   Rensselaer County, NY Water Service Sewer Authority(1)                      5.350      09/01/2047        2,052,744
     1,365,000   Riverhead, NY IDA (Michael Reilly Design)(1)                                8.875      08/01/2021        1,395,194
     6,790,000   Rochester, NY Museum & Science Center(1)                                    6.125      12/01/2015        6,582,837
     1,195,000   Rockland County, NY IDA (Crystal Run Village/Rockland County Assoc. for
                 the Learning Disabled Obligated Group)(1)                                   4.900      07/01/2021          991,061
     9,225,000   Rockland County, NY Tobacco Asset Securitization Corp.(1)                   5.625      08/15/2035        8,264,124
    10,095,000   Rockland County, NY Tobacco Asset Securitization Corp.(1)                   5.750      08/15/2043        9,073,386
    30,000,000   Rockland County, NY Tobacco Asset Securitization Corp.                      5.875(3)   08/15/2045        1,350,900
   486,000,000   Rockland County, NY Tobacco Asset Securitization Corp.                      7.668(3)   08/15/2060        3,236,760
        20,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2015           21,565
        20,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2016           21,442
        25,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2017           26,433
        25,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2018           26,045
        25,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2019           25,728
        25,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2020           25,596
        30,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2021           30,506
        30,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2022           30,506
        30,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2023           30,424
        30,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2024           30,392
        35,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2025           35,349
        35,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2026           35,215
        40,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2027           40,122
        40,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2028           39,860
        40,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2029           39,478
        45,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2030           44,125
        45,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2031           43,880
        50,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2032           48,290
        50,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2033           47,874
        55,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2034           52,194


                         17 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$       60,000   Sanford Town, NY GO(1)                                                      5.250%     04/15/2035   $       56,497
        60,000   Sanford Town, NY GO(1)                                                      5.250      04/15/2036           56,204
     3,000,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict
                 Community Health Center)(1)                                                 5.125      12/01/2033        2,817,900
     2,650,000   Seneca County, NY IDA (New York Chiropractic College)(1)                    5.000      10/01/2027        2,357,387
    22,885,000   SONYMA, Series 106(7)                                                       5.250      04/01/2034       22,792,387
    30,225,000   SONYMA, Series 109(7)                                                       4.950      10/01/2034       29,676,960
     4,450,000   SONYMA, Series 130(1)                                                       4.800      10/01/2037        4,246,190
    14,865,000   SONYMA, Series 133(7)                                                       5.050      10/01/2026       14,922,387
    23,045,000   SONYMA, Series 137(7)                                                       4.700      10/01/2031       22,046,935
    21,935,000   SONYMA, Series 140(7)                                                       4.750      10/01/2037       20,020,521
    11,480,000   SONYMA, Series 143(7)                                                       4.900      10/01/2037       10,978,864
     5,045,000   SONYMA, Series 145(7)                                                       5.125      10/01/2037        5,054,453
     5,000,000   SONYMA, Series 148(7)                                                       5.150      10/01/2027        5,071,329
     6,370,000   SONYMA, Series 148(7)                                                       5.200      10/01/2032        6,433,091
       820,000   SONYMA, Series 152(1)                                                       5.375      04/01/2023          852,021
        25,000   SONYMA, Series 67                                                           5.700      10/01/2017           25,028
       890,000   SONYMA, Series 69(1)                                                        5.500      10/01/2028          890,338
    26,945,000   SONYMA, Series 71(7)                                                        5.400      04/01/2029       26,970,546
        30,000   SONYMA, Series 71(1)                                                        5.400      04/01/2029           30,029
        30,000   SONYMA, Series 73                                                           5.250      10/01/2017           30,113
       330,000   SONYMA, Series 73(1)                                                        5.300      10/01/2028          330,465
    23,875,000   SONYMA, Series 73-A(7)                                                      5.300      10/01/2028       23,908,851
       305,000   SONYMA, Series 77(1)                                                        5.150      04/01/2029          305,375
     9,680,000   SONYMA, Series 79(7)                                                        5.300      04/01/2029        9,709,587
       350,000   SONYMA, Series 82(1)                                                        5.650      04/01/2030          350,154
     4,360,000   St. Lawrence County, NY IDA (Curran Renewable Energy)(1)                    7.250      12/01/2029        3,488,480
       985,000   Suffolk County, NY IDA (ACLD)(1)                                            6.000      12/01/2019          914,573
       420,000   Suffolk County, NY IDA (ALIA-ACDS)(1)                                       7.125      06/01/2017          422,927
     2,110,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                                       5.950      10/01/2021        1,915,711
       215,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                                       6.375      06/01/2014          213,011
       510,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                                       6.500      03/01/2018          495,190
       520,000   Suffolk County, NY IDA (ALIA-ACLD)(1)                                       7.500      09/01/2015          526,562
       180,000   Suffolk County, NY IDA (ALIA-ADD)(1)                                        6.950      12/01/2014          181,391
       380,000   Suffolk County, NY IDA (ALIA-ADD)(1)                                        7.125      06/01/2017          382,649
       235,000   Suffolk County, NY IDA (ALIA-ADD)(1)                                        7.500      09/01/2015          237,966
       845,000   Suffolk County, NY IDA (ALIA-Adelante)(1)                                   6.500      11/01/2037          726,785
     1,300,000   Suffolk County, NY IDA (ALIA-Civic Facility)(1)                             5.950      11/01/2022        1,163,227
     2,800,000   Suffolk County, NY IDA (ALIA-DDI)(1)                                        5.950      10/01/2021        2,542,176
       815,000   Suffolk County, NY IDA (ALIA-DDI)(1)                                        6.375      06/01/2014          807,461
       100,000   Suffolk County, NY IDA (ALIA-DDI)(1)                                        7.500      09/01/2015          101,262


                         18 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$      805,000   Suffolk County, NY IDA (ALIA-FREE)(1)                                       5.950%     10/01/2021   $      730,876
       475,000   Suffolk County, NY IDA (ALIA-FREE)(1)                                       6.375      06/01/2014          470,606
     1,100,000   Suffolk County, NY IDA (ALIA-FREE)(1)                                       6.950      12/01/2014        1,108,503
     2,955,000   Suffolk County, NY IDA (ALIA-FREE)(1)                                       7.125      06/01/2017        2,975,596
       575,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                                       5.950      10/01/2021          522,054
       730,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                                       5.950      11/01/2022          653,197
       380,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                                       6.000      10/01/2031          318,318
       380,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                                       6.375      06/01/2014          376,485
       375,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                                       6.950      12/01/2014          377,899
       885,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                                       7.125      06/01/2017          891,168
     1,945,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                                       7.250      12/01/2033        1,871,460
       160,000   Suffolk County, NY IDA (ALIA-IGHL)(1)                                       7.500      09/01/2015          162,019
     2,000,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                                      5.950      11/01/2022        1,789,580
       225,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                                      6.375      06/01/2014          222,919
       445,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                                      6.950      12/01/2014          448,440
       155,000   Suffolk County, NY IDA (ALIA-LIHIA)(1)                                      7.500      09/01/2015          156,956
       375,000   Suffolk County, NY IDA (ALIA-MCH)(1)                                        6.375      06/01/2014          371,531
     1,010,000   Suffolk County, NY IDA (ALIA-MCH)(1)                                        6.950      12/01/2014        1,017,807
     1,080,000   Suffolk County, NY IDA (ALIA-MCH)(1)                                        7.125      06/01/2017        1,087,528
       800,000   Suffolk County, NY IDA (ALIA-NYS ARC)(1)                                    5.950      11/01/2022          715,832
       580,000   Suffolk County, NY IDA (ALIA-NYS ARC)(1)                                    7.500      09/01/2015          587,320
       280,000   Suffolk County, NY IDA (ALIA-Pederson-Krag Center)(1)                       8.375      06/01/2016          289,976
       425,000   Suffolk County, NY IDA (ALIA-SMCFS)(1)                                      7.500      09/01/2015          430,364
       480,000   Suffolk County, NY IDA (ALIA-Suffolk Hostels)(1)                            7.500      09/01/2015          486,058
     1,930,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                                     5.950      10/01/2021        1,752,286
       160,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                                     6.375      06/01/2014          158,520
       655,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                                     6.950      12/01/2014          660,063
       605,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                                     7.000      06/01/2016          607,886
       335,000   Suffolk County, NY IDA (ALIA-UCPAGS)(1)                                     7.500      09/01/2015          339,228
     3,530,000   Suffolk County, NY IDA (ALIA-UVBH)(1)                                       6.500      11/01/2037        3,036,153
       800,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                                      5.950      11/01/2022          715,832
       230,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                                      6.950      12/01/2014          231,778
       675,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                                      7.125      06/01/2017          679,705
       395,000   Suffolk County, NY IDA (ALIA-WORCA)(1)                                      7.500      09/01/2015          399,985
       640,000   Suffolk County, NY IDA (Catholic Charities)(1)                              6.000      10/01/2020          589,395
       195,000   Suffolk County, NY IDA (DDI)(1)                                             6.000      12/01/2019          181,058
       555,000   Suffolk County, NY IDA (DDI)(1)                                             6.000      10/01/2020          511,116
       575,000   Suffolk County, NY IDA (DDI)(1)                                             6.000      10/01/2020          529,535
     4,830,000   Suffolk County, NY IDA (DDI)(1)                                             7.250      03/01/2024        4,817,201
     7,905,000   Suffolk County, NY IDA (DDI)(1)                                             8.750      03/01/2023        8,105,392
     5,000,000   Suffolk County, NY IDA (Dowling College)(1)                                 5.000      06/01/2036        3,451,150
     2,810,000   Suffolk County, NY IDA (Dowling College)(1)                                 6.700      12/01/2020        2,709,093


                         19 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$    2,900,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)(1)              5.375%     01/01/2027   $    2,268,699
     2,745,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)(1)              5.500      01/01/2037        2,001,434
     1,420,000   Suffolk County, NY IDA (Family Residences)(1)                               6.000      12/01/2019        1,318,470
     1,345,000   Suffolk County, NY IDA (Family Services League)(1)                          5.000      11/01/2027        1,380,925
       830,000   Suffolk County, NY IDA (Family Services League)(1)                          5.000      11/01/2034          842,176
        45,000   Suffolk County, NY IDA (Federation of Organizations)(1)                     7.625      04/01/2010           45,000
     2,195,000   Suffolk County, NY IDA (Federation of Organizations)(1)                     8.125      04/01/2030        2,232,732
     2,585,000   Suffolk County, NY IDA (Gurwin Jewish-Phase II)(1)                          6.700      05/01/2039        2,325,233
     3,535,000   Suffolk County, NY IDA (Huntington First Aid Squad)(1)                      6.650      11/01/2017        3,476,885
       225,000   Suffolk County, NY IDA (Independent Group Home Living)(1)                   6.000      12/01/2019          208,913
     1,115,000   Suffolk County, NY IDA (Independent Group Home Living)(1)                   6.000      10/01/2020        1,026,837
     3,275,000   Suffolk County, NY IDA (Innovative Realty I)(1)                             6.000      11/01/2037        2,378,665
     8,600,000   Suffolk County, NY IDA (Jefferson's Ferry)(1)                               5.000      11/01/2028        7,750,922
    32,720,000   Suffolk County, NY IDA (Keyspan-Port Jefferson Center)(1)                   5.250      06/01/2027       31,639,913
     4,065,000   Suffolk County, NY IDA (L.I. Network Community Services)(1)                 7.550      02/01/2034        4,028,903
     7,945,000   Suffolk County, NY IDA (Medford Hamlet Assisted Living)(1)                  6.375      01/01/2039        6,257,561
     1,865,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)(1)              6.750      11/01/2036        1,678,687
       635,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)(1)              6.750      11/01/2036          571,564
     2,580,000   Suffolk County, NY IDA (New Interdisciplinary School)(1)                    6.750      12/01/2019        2,529,587
     2,000,000   Suffolk County, NY IDA (New York Institute of Technology)(1)                5.000      03/01/2026        1,997,740
     6,145,000   Suffolk County, NY IDA (Nissequogue Cogeneration Partners)(1)               5.300      01/01/2013        5,804,444
    26,425,000   Suffolk County, NY IDA (Nissequogue Cogeneration Partners)(1)               5.500      01/01/2023       22,121,425
       900,000   Suffolk County, NY IDA (Peconic Landing Retirement Home)(1)                 8.000      10/01/2020          922,590
     2,850,000   Suffolk County, NY IDA (Peconic Landing Retirement Home)(1)                 8.000      10/01/2030        2,907,171
     4,800,000   Suffolk County, NY IDA (Pederson-Krager Center)(1)                          7.200      02/01/2035        4,325,136
        50,000   Suffolk County, NY IDA (Pederson-Krager Center)(1)                          7.625      04/01/2010           50,000
     2,545,000   Suffolk County, NY IDA (Pederson-Krager Center)(1)                          8.125      04/01/2030        2,588,061
       930,000   Suffolk County, NY IDA (Special Needs Facilities Pooled Program)(1)         5.250      07/01/2022          781,898


                         20 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$       55,000   Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville
                 Center)(1)                                                                  7.000%     04/01/2010   $       55,000
     2,595,000   Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville
                 Center)(1)                                                                  8.000      04/01/2030        2,619,860
       510,000   Suffolk County, NY IDA (Suffolk Hotels)(1)                                  6.000      10/01/2020          469,674
     1,780,000   Suffolk County, NY IDA (United Cerebral Palsy Assoc.)(1)                    6.000      12/01/2019        1,652,730
     3,280,000   Suffolk County, NY IDA (United Cerebral Palsy Assoc.)(1)                    7.875      09/01/2041        3,236,966
       830,000   Suffolk County, NY IDA (WORCA)(1)                                           6.000      10/01/2020          764,372
   119,295,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)                           0.000(5)   06/01/2044       93,842,219
    12,240,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)                           5.375      06/01/2028       11,159,820
    29,915,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)                           6.000      06/01/2048       26,814,310
   287,265,000   Suffolk, NY Tobacco Asset Securitization Corp.                              8.000(3)   06/01/2048       10,126,091
     3,716,000   Sullivan County, NY Community College COP                                   5.750      08/15/2025        3,052,583
     3,050,000   Sullivan County, NY IDA (Center for Discovery)(1)                           5.625      06/01/2013        2,961,306
    13,305,000   Sullivan County, NY IDA (Center for Discovery)(1)                           5.875      07/01/2022       10,860,073
     5,600,000   Sullivan County, NY IDA (Center for Discovery)(1)                           6.000      06/01/2019        5,151,720
    13,840,000   Sullivan County, NY IDA (Center for Discovery)(1)                           6.000      07/01/2037       11,100,787
     4,600,000   Sullivan County, NY IDA (Center for Discovery)(1)                           6.500      06/01/2025        4,146,578
     4,465,000   Sullivan County, NY IDA (Center for Discovery)(1)                           6.950      02/01/2035        3,858,028
       850,000   Sullivan County, NY IDA (Center for Discovery)(1)                           7.250      02/01/2012          847,510
     9,965,000   Sullivan County, NY IDA (Center for Discovery)(1)                           7.750      02/01/2027        9,997,386
     7,935,000   Sullivan County, NY IDA (SCCC Dorm Corp. Civic Facility)(1)                 7.250      06/01/2027        7,647,515
     6,862,500   Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)(1)             8.500      11/01/2031        6,293,530
     2,405,000   Syracuse, NY Hsg. Authority (Pavilion on James)(1)                          7.500      11/01/2042        2,204,303
   168,000,000   Syracuse, NY IDA (Carousel Center)(1)                                       5.000      01/01/2036      118,970,880
     1,000,000   Syracuse, NY IDA (Crouse Irving Health Hospital)(1)                         5.375      01/01/2023          886,540
     9,710,000   Syracuse, NY IDA (James Square)                                             7.197(3)   08/01/2025        3,525,410
       725,000   Syracuse, NY IDA (Jewish Home of Central New York)(1)                       7.375      03/01/2021          725,776
     2,050,000   Syracuse, NY IDA (Jewish Home of Central New York)(1)                       7.375      03/01/2031        1,944,507
        75,000   Taconic Hills, NY (Central School District at Craryville)(1)                5.000      06/15/2026           75,869
        45,000   Tompkins, NY Health Care Corp. (Reconstruction Home)(1)                    10.800      02/01/2028           48,149
     1,595,000   Ulster County, NY IDA (Brooklyn Bottling)(1)                                8.600      06/30/2022        1,595,718
       185,000   Ulster County, NY Res Rec(1)                                                5.000      03/01/2020          187,068
     3,005,000   Ulster County, NY Tobacco Asset Securitization Corp.(1)                     0.000(5)   06/01/2040        2,597,823
     3,080,000   Ulster County, NY Tobacco Asset Securitization Corp.(1)                     6.000      06/01/2040        2,839,144


                         21 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
NEW YORK CONTINUED
$    2,175,000   Ulster County, NY Tobacco Asset Securitization Corp.                        6.250%     06/01/2025   $    2,176,979
     3,550,000   Utica, NY IDA (Utica College Civic Facility)(1)                             6.850      12/01/2031        3,551,491
     1,985,000   Wayne County, NY IDA (ARC)(1)                                               8.375      03/01/2018        1,986,806
        20,000   Westchester County, NY GO(1)                                                5.375      12/15/2014           20,114
     4,300,000   Westchester County, NY Healthcare Corp., Series A(1)                        5.875      11/01/2025        4,247,110
     1,870,000   Westchester County, NY IDA (Beth Abraham Hospital)(1)                       8.375      12/01/2025        1,871,889
        90,000   Westchester County, NY IDA (Children's Village)(1)                          5.375      03/15/2019           80,221
     3,750,000   Westchester County, NY IDA (Children's Village)(1)                          6.000      06/01/2022        3,380,438
     1,215,000   Westchester County, NY IDA (Clearview School)(1)                            7.250      01/01/2035        1,163,763
     3,305,000   Westchester County, NY IDA (Field Home)(1)                                  6.000      08/15/2017        3,128,645
     3,335,000   Westchester County, NY IDA (Field Home)(1)                                  6.500      08/15/2022        3,136,901
     1,300,000   Westchester County, NY IDA (Guiding Eyes for the Blind)(1)                  5.375      08/01/2024        1,305,083
     1,375,000   Westchester County, NY IDA (JDAM)(1)                                        6.750      04/01/2016        1,378,273
     3,325,000   Westchester County, NY IDA (Lawrence Hospital)(1)                           5.000      01/01/2028        3,049,557
       685,000   Westchester County, NY IDA (Lawrence Hospital)(1)                           5.125      01/01/2018          685,021
     1,475,000   Westchester County, NY IDA (Rippowam-Cisqua School)(1)                      5.750      06/01/2029        1,468,082
     1,000,000   Westchester County, NY IDA (Schnurmacher Center)(1)                         6.500      11/01/2013        1,032,300
     1,710,000   Westchester County, NY IDA (Schnurmacher Center)(1)                         6.500      11/01/2033        1,526,654
       160,000   Westchester County, NY IDA (Westchester Airport Assoc.)(1)                  5.950      08/01/2024          160,064
     2,590,000   Westchester County, NY IDA (Winward School)(1)                              5.250      10/01/2031        2,480,624
     4,475,000   Westchester County, NY Tobacco Asset Securitization Corp.(1)                5.000      06/01/2026        4,124,384
    59,900,000   Westchester County, NY Tobacco Asset Securitization Corp.(1)                5.125      06/01/2038       49,715,203
    52,770,000   Westchester County, NY Tobacco Asset Securitization Corp.(1)                5.125      06/01/2045       42,902,538
     4,130,000   Yonkers, NY IDA (Hudson Scenic Studio)(1)                                   6.625      11/01/2019        3,887,941
     1,560,000   Yonkers, NY IDA (Philipsburgh Hall Associates)                              7.500      11/01/2030        1,120,626
     2,355,000   Yonkers, NY IDA (Sacred Heart Assoc.)(1)                                    5.000      10/01/2037        2,217,633
     1,635,000   Yonkers, NY IDA (St. Joseph's Hospital)(1)                                  8.500      12/30/2013        1,638,483
     2,855,000   Yonkers, NY IDA (Westchester School)(1)                                     8.750      12/30/2023        2,857,541
       800,000   Yonkers, NY Parking Authority(1)                                            6.000      06/15/2018          758,232
     1,215,000   Yonkers, NY Parking Authority(1)                                            6.000      06/15/2024        1,102,527
                                                                                                                     --------------
                                                                                                                      7,010,213,008
                                                                                                                     --------------
U.S. POSSESSIONS--34.8%
       825,000   Guam Education Financing Foundation COP(1)                                  5.000      10/01/2023          798,262
       505,000   Guam GO(1)                                                                  5.250      11/15/2037          467,211
     6,000,000   Guam GO(1)                                                                  6.750      11/15/2029        6,415,320
    10,000,000   Guam GO(1)                                                                  7.000      11/15/2039       10,734,900


                         22 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
U.S. POSSESSIONS CONTINUED
$      300,000   Guam Hsg. Corp. (Single Family Mtg.)(1)                                     5.750%     09/01/2031   $      327,693
       290,000   Guam Power Authority, Series A(1)                                           5.250      10/01/2023          279,783
    20,000,000   Guam Power Authority, Series A(1)                                           5.250      10/01/2034       18,595,400
     2,000,000   Northern Mariana Islands Commonwealth, Series A(1)                          5.000      10/01/2022        1,667,720
    35,090,000   Northern Mariana Islands Commonwealth, Series A(1)                          5.000      06/01/2030       26,121,698
     8,670,000   Northern Mariana Islands Ports Authority, Series A                          6.250      03/15/2028        6,243,354
    16,800,000   Northern Mariana Islands Ports Authority, Series A(1)                       6.600      03/15/2028       15,033,648
    55,650,000   Puerto Rico Aqueduct & Sewer Authority(1)                                   0.000(5)   07/01/2024       54,460,203
    49,000,000   Puerto Rico Aqueduct & Sewer Authority(7)                                   5.125      07/01/2047       48,888,770
    88,365,000   Puerto Rico Aqueduct & Sewer Authority(1)                                   6.000      07/01/2038       91,789,144
   123,015,000   Puerto Rico Aqueduct & Sewer Authority(1)                                   6.000      07/01/2044      127,615,761
     5,000,000   Puerto Rico Aqueduct & Sewer Authority(1)                                   6.000      07/01/2044        5,187,000
    56,685,000   Puerto Rico Children's Trust Fund (TASC)(1)                                 5.625      05/15/2043       49,553,460
   268,500,000   Puerto Rico Children's Trust Fund (TASC)                                    6.617(3)   05/15/2050       10,041,900
   745,000,000   Puerto Rico Children's Trust Fund (TASC)                                    7.165(3)   05/15/2055       14,274,200
 3,519,880,000   Puerto Rico Children's Trust Fund (TASC)                                    7.625(3)   05/15/2057       56,599,670
 3,179,200,000   Puerto Rico Children's Trust Fund (TASC)                                    8.375(3)   05/15/2057       40,820,928
        20,000   Puerto Rico Commonwealth GO(1)                                              5.000      07/01/2026           20,010
     9,625,000   Puerto Rico Commonwealth GO(1)                                              5.000      07/01/2029        9,267,239
    10,400,000   Puerto Rico Commonwealth GO(1)                                              5.000      07/01/2031        9,914,944
    16,850,000   Puerto Rico Commonwealth GO(1)                                              5.000      07/01/2033       15,940,774
    12,230,000   Puerto Rico Commonwealth GO(1)                                              5.000      07/01/2034       11,524,696
     2,240,000   Puerto Rico Commonwealth GO(1)                                              5.000      07/01/2035        2,105,354
     7,480,000   Puerto Rico Commonwealth GO(1)                                              5.125      07/01/2031        7,248,793
     4,000,000   Puerto Rico Commonwealth GO(1)                                              5.250      07/01/2026        4,010,280
     5,000,000   Puerto Rico Commonwealth GO(1)                                              5.250      07/01/2027        5,012,750
     2,920,000   Puerto Rico Commonwealth GO(1)                                              5.250      07/01/2030        2,887,471
    14,500,000   Puerto Rico Commonwealth GO(1)                                              5.250      07/01/2031       14,279,745
    10,230,000   Puerto Rico Commonwealth GO(1)                                              5.250      07/01/2034        9,982,434
    43,385,000   Puerto Rico Commonwealth GO(1)                                              5.250      07/01/2037       42,037,028
     5,000,000   Puerto Rico Commonwealth GO(1)                                              5.375      07/01/2033        4,976,550
     7,850,000   Puerto Rico Commonwealth GO(1)                                              5.500      07/01/2029        8,027,724
    79,300,000   Puerto Rico Commonwealth GO(1)                                              5.500      07/01/2032       79,709,981
    18,985,000   Puerto Rico Commonwealth GO(1)                                              6.000      07/01/2038       19,784,648
    17,650,000   Puerto Rico Electric Power Authority, Series TT(1)                          5.000      07/01/2037       16,963,415
    60,000,000   Puerto Rico Electric Power Authority, Series UU(1)                          0.688(6)   07/01/2029       43,395,000
   106,500,000   Puerto Rico Electric Power Authority, Series UU(1)                          0.848(6)   07/01/2025       80,540,625
   182,100,000   Puerto Rico Electric Power Authority, Series UU(1)                          0.860(6)   07/01/2031      128,790,225
        55,000   Puerto Rico HFC(1)                                                          5.100      12/01/2018           55,816
     9,515,000   Puerto Rico Highway & Transportation Authority(1)                           5.000      07/01/2028        9,215,373
     4,845,000   Puerto Rico Highway & Transportation Authority(1)                           5.250      07/01/2030        4,791,027
     4,000,000   Puerto Rico Highway & Transportation Authority(1)                           5.500      07/01/2029        4,090,560
       270,000   Puerto Rico Highway & Transportation Authority(1)                           5.750      07/01/2020          276,998


                         23 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
U.S. POSSESSIONS CONTINUED
$   11,585,000   Puerto Rico Highway & Transportation Authority, Series G(1)                 5.000%     07/01/2033   $   10,959,873
    28,570,000   Puerto Rico Highway & Transportation Authority, Series G(1)                 5.000      07/01/2042       26,462,105
    10,000,000   Puerto Rico Highway & Transportation Authority, Series K(1)                 5.000      07/01/2025        9,800,700
    14,725,000   Puerto Rico Highway & Transportation Authority, Series K(1)                 5.000      07/01/2026       14,387,650
     6,500,000   Puerto Rico Highway & Transportation Authority, Series K(1)                 5.000      07/01/2027        6,352,580
     3,145,000   Puerto Rico Highway & Transportation Authority, Series K(1)                 5.000      07/01/2030        3,013,382
     2,600,000   Puerto Rico Highway & Transportation Authority, Series L(1)                 5.250      07/01/2023        2,634,502
    17,205,000   Puerto Rico Highway & Transportation Authority, Series L(1)                 5.250      07/01/2030       17,013,336
     6,795,000   Puerto Rico Highway & Transportation Authority, Series L(1)                 5.250      07/01/2041        6,454,910
    92,120,000   Puerto Rico Highway & Transportation Authority, Series M(1)                 5.000      07/01/2046       84,855,417
   125,620,000   Puerto Rico Highway & Transportation Authority, Series N(1)                 0.698(6)   07/01/2041       71,100,920
    74,940,000   Puerto Rico Highway & Transportation Authority, Series N(1)                 0.698(6)   07/01/2045       43,952,310
    16,080,000   Puerto Rico Highway & Transportation Authority, Series N(1)                 5.250      07/01/2032       15,768,370
    53,445,000   Puerto Rico Highway & Transportation Authority, Series N(1)                 5.250      07/01/2039       51,658,334
     3,650,000   Puerto Rico Infrastructure(1)                                               5.000      07/01/2025        3,499,292
    26,755,000   Puerto Rico Infrastructure(1)                                               5.000      07/01/2031       24,929,774
     6,000,000   Puerto Rico Infrastructure(1)                                               5.000      07/01/2037        5,507,160
    34,490,000   Puerto Rico Infrastructure(1)                                               5.000      07/01/2037       31,656,991
   202,145,000   Puerto Rico Infrastructure(1)                                               5.000      07/01/2041      184,600,835
   147,520,000   Puerto Rico Infrastructure(1)                                               5.000      07/01/2046      134,471,856
    15,000,000   Puerto Rico Infrastructure(1)                                               5.500      07/01/2027       15,031,800
     2,750,000   Puerto Rico Infrastructure(1)                                               5.500      07/01/2028        2,749,753
    16,955,000   Puerto Rico Infrastructure                                                  5.650(3)   07/01/2029        4,736,210
    65,725,000   Puerto Rico Infrastructure                                                  5.730(3)   07/01/2045        5,317,810
    25,000,000   Puerto Rico Infrastructure                                                  5.800(3)   07/01/2032        5,486,000
     6,285,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                           5.000      03/01/2036        5,240,622
     1,575,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                           5.375      12/01/2021        1,510,961
     5,750,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                           5.375      02/01/2029        5,226,635
     6,315,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                           5.500      12/01/2031        5,770,268
    38,000,000   Puerto Rico ITEMECF (Cogeneration Facilities)(1)                            6.625      06/01/2026       38,345,040
     2,450,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)(1)                            6.600      05/01/2014        2,409,330
     5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)(1)                            6.700      05/01/2024        4,436,355


                         24 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------   --------------
U.S. POSSESSIONS CONTINUED
$    7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)(1)              5.750%     06/01/2029   $    3,487,540
       500,000   Puerto Rico ITEMECF (University of the Sacred Heart)(1)                     5.250      09/01/2021          500,515
     8,000,000   Puerto Rico ITEMECF (University of the Sacred Heart)(1)                     5.250      09/01/2031        7,624,080
     4,990,000   Puerto Rico Municipal Finance Agency, Series A(1)                           5.250      08/01/2025        5,003,423
     4,975,000   Puerto Rico Port Authority (American Airlines), Series A                    6.250      06/01/2026        3,862,441
     6,395,000   Puerto Rico Port Authority (American Airlines), Series A                    6.300      06/01/2023        5,127,895
    90,855,000   Puerto Rico Public Buildings Authority(1)                                   5.000      07/01/2036       85,415,511
     7,500,000   Puerto Rico Public Buildings Authority(1)                                   5.000      07/01/2037        7,023,150
    23,585,000   Puerto Rico Public Buildings Authority(1)                                   5.250      07/01/2029       23,385,471
   126,570,000   Puerto Rico Public Buildings Authority(1)                                   5.250      07/01/2033      123,570,291
       120,000   Puerto Rico Public Buildings Authority(1)                                   5.375      07/01/2033          119,124
     1,500,000   Puerto Rico Public Buildings Authority(1)                                   6.250      07/01/2021        1,655,625
     7,500,000   Puerto Rico Public Buildings Authority(1)                                   6.250      07/01/2031        8,299,275
     8,000,000   Puerto Rico Public Buildings Authority(1)                                   6.500      07/01/2030        8,657,520
     7,500,000   Puerto Rico Public Buildings Authority(1)                                   6.750      07/01/2036        8,245,950
   296,445,000   Puerto Rico Sales Tax Financing Corp., Series A(7)                          5.250      08/01/2057      294,331,240
   643,700,000   Puerto Rico Sales Tax Financing Corp., Series A                             5.401(3)   08/01/2054       38,370,957
    33,000,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                          5.750      08/01/2037       35,180,310
   221,800,000   Puerto Rico Sales Tax Financing Corp., Series A                             5.939(3)   08/01/2056       11,626,756
    30,000,000   Puerto Rico Sales Tax Financing Corp., Series A                             6.500(3)   08/01/2042        4,210,800
     7,300,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                          6.500      08/01/2044        8,212,500
    80,000,000   Puerto Rico Sales Tax Financing Corp., Series A                             6.504(3)   08/01/2043       10,499,200
    35,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                          0.000(5)   08/01/2032       26,818,050
    95,245,000   Puerto Rico Sales Tax Financing Corp., Series C(7)                          5.750      08/01/2057      100,434,765
    24,875,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                          6.000      08/01/2042       26,787,141
     4,525,000   University of Puerto Rico(1)                                                5.000      06/01/2026        4,256,713
     5,280,000   University of Puerto Rico, Series P(1)                                      5.000      06/01/2030        4,911,667
    24,375,000   University of Puerto Rico, Series Q(1)                                      5.000      06/01/2030       22,674,600
    65,780,000   University of Puerto Rico, Series Q(1)                                      5.000      06/01/2036       59,141,482
     9,230,000   University of V.I., Series A(1)                                             5.375      06/01/2034        8,885,075
     2,040,000   University of V.I., Series A(1)                                             6.250      12/01/2029        1,963,928
     3,650,000   V.I. Government Refinery Facilities (Hovensa Coker)(1)                      6.500      07/01/2021        3,701,648
        10,000   V.I. HFA, Series A(1)                                                       6.450      03/01/2016           10,014
    18,720,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)(1)                5.000      10/01/2031       17,304,019
       550,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)(1)                5.000      10/01/2033          504,477
    27,733,000   V.I. Public Finance Authority (Hovensa Coker)(1)                            6.500      07/01/2021       28,167,576
    11,700,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                         5.875      07/01/2022       11,743,173


                         25 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

  PRINCIPAL
    AMOUNT                                                                                    COUPON     MATURITY         VALUE
--------------                                                                              ---------   ----------  ---------------
U.S. POSSESSIONS CONTINUED
$    8,000,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                         6.125%     07/01/2022  $     8,066,880
       750,000   V.I. Public Finance Authority, Series A(1)                                  5.250      10/01/2024          753,839
    11,100,000   V.I. Tobacco Settlement Financing Corp.                                     7.300(3)   05/15/2035        1,384,503
                                                                                                                    ---------------
                                                                                                                      2,988,025,690
                                                                                                                    ---------------
TOTAL INVESTMENTS, AT VALUE (COST $10,713,799,627)-116.5%                                                             9,998,238,698
LIABILITIES IN EXCESS OF OTHER ASSETS-(16.5)                                                                         (1,417,340,384)
                                                                                                                    ---------------
NET ASSETS-100.0%                                                                                                   $ 8,580,898,314
                                                                                                                    ===============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Issue is in default. See accompanying Notes.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(8.) Non-income producing security.

(9.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

(10.) Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

(11.) When-issued security or delayed delivery to be delivered and settled after March 31, 2010. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of March 31, 2010 based on valuation input level:

                             LEVEL 1--           LEVEL 2--            LEVEL 3--
                         UNADJUSTED QUOTED   OTHER SIGNIFICANT       SIGNIFICANT
                               PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                         -----------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   New York                     $--            $7,010,212,986            $22           $7,010,213,008
   U.S. Possessions              --             2,988,025,690             --            2,988,025,690
                                ---            --------------            ---           --------------
Total Assets                    $--            $9,998,238,676            $22           $9,998,238,698
                                ===            ==============            ===           ==============


                         26 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ADD       Aid to the Developmentally Disabled
ALIA      Alliance of Long Island Agencies
ARC       Assoc. of Retarded Citizens
CCRC      Continuing Care Retirement Community
CFGA      Child and Family Guidance Assoc.
CHSLI     Catholic Health Services of Long Island
CNGCS     Central Nassau Guidance and Counseling Services
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivative Inverse Tax Exempt Receipts
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority
FREE      Family Residences and Essential Enterprises
GJSR      Gurwin Jewish Senior Residences
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HH        Harmony Heights, Inc.
HHS       Harmony Heights School
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
L.I.      Long Island
LGSC      Local Government Services Corp.
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
LVH       Little Village House
MCH       Maryhaven Center of Hope
MMC       Mercy Medical Center
MTA       Metropolitan Transportation Authority
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
PSCH      Professional Service Centers for the Handicapped, Inc.
RIBS      Residual Interest Bonds
ROLs      Residual Option Longs
Res Rec   Resource Recovery Facility
SCCC      Sullivan County Community College


                         27 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

SCHRC     St. Charles Hospital and Rehabilitation Center
SCSB      Schuyler Community Services Board
SFH       St. Francis Hospital
SLCD      School for Language and Communication Devel.
SMCFS     St. Mary's Children and Family Services
SONYMA    State of New York Mortgage Agency
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UBF       University of Buffalo Foundation
UCPAGS    United Cerebral Palsy Assoc. of Greater Suffolk
UDC       Urban Devel. Corp.
UVBH      United Veteran's Beacon House
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


                         28 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS
                            TRANSACTIONS
                       ----------------------
Purchased securities           $71,226

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,494,425,000 as of March 31, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the


                         29 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At March 31, 2010, municipal bond holdings with a value of $2,342,462,752 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,494,425,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At March 31, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                              COUPON    MATURITY
   AMOUNT     INVERSE FLOATER(1)                                       RATE (2)     DATE         VALUE
-----------   ------------------------------------------------------   --------   --------   ------------
$13,640,000   NY Austin Trust Various States Inverse Certificates       11.325%     6/1/32   $ 14,488,135
  8,935,000   NY Austin Trust Various States Inverse Certificates       11.298      6/1/27      9,552,766
 23,960,000   NY Austin Trust Various States Inverse Certificates        6.629     11/1/38     22,976,202
 16,400,000   NY Austin Trust Various States Inverse Certificates        9.776      7/1/48     18,517,076
 36,040,000   NY Liberty Devel. Corp. ROLs(3)                           10.066     10/1/35     36,906,041
 10,770,000   NY MTA ROLs(3)                                            19.992    11/15/30     11,293,745
  6,615,000   NY Triborough Bridge & Tunnel Authority ROLs(3)           20.888      1/1/27      7,567,560
 15,660,000   NY/NJ Port Authority Austin Trust Inverse Certificates     6.232     12/1/27     15,604,094
  7,700,000   NY/NJ Port Authority Austin Trust Inverse Certificates     5.873     12/1/34      7,046,347
 23,955,000   NY/NJ Port Authority Austin Trust Inverse Certificates     7.675     10/1/30     24,152,150
 12,330,000   NYC GO DRIVERS                                             8.398      6/1/33     13,027,878
  5,605,000   NYC GO DRIVERS                                             8.397     12/1/33      5,881,383
  5,460,000   NYC GO DRIVERS                                             7.698      8/1/30      5,825,547
  2,430,000   NYC GO DRIVERS                                             8.449      8/1/35      2,556,311
  8,735,000   NYC GO DRIVERS                                             8.447      4/1/35      9,164,849
  5,745,000   NYC GO DRIVERS                                             8.448      3/1/35      6,023,001
  7,540,000   NYC GO ROLs                                               17.832     11/1/34      8,169,590
  4,480,000   NYC GO ROLs(3)                                            20.080      4/1/30      5,110,963
  8,900,000   NYC GO ROLs(3)                                            21.738      6/1/30     11,801,311
  5,000,000   NYC GO ROLs                                               15.540      3/1/21      7,218,600
  3,490,000   NYC HDC (Multifamily Hsg.) DRIVERS                        12.637     11/1/42      3,614,384
    920,000   NYC HDC (Multifamily Hsg.) DRIVERS                        10.433     11/1/26        941,280
    810,000   NYC HDC (Multifamily Hsg.) DRIVERS                        10.745     11/1/27        841,590
  1,000,000   NYC HDC (Multifamily Hsg.) DRIVERS                        10.791     11/1/32      1,007,830
  1,165,000   NYC HDC (Multifamily Hsg.) DRIVERS                        10.479     11/1/37      1,128,780
  1,560,000   NYC HDC (Multifamily Hsg.) DRIVERS                        10.606     11/1/39      1,517,272
  2,790,000   NYC HDC (Multifamily Hsg.) DRIVERS                        10.785      5/1/40      2,753,200
    775,000   NYC HDC (Multifamily Hsg.) DRIVERS(3)                     16.002     11/1/34        885,097
    710,000   NYC HDC (Multifamily Hsg.) DRIVERS(3)                     16.224     11/1/39        808,122
  2,730,000   NYC HDC (Multifamily Hsg.) DRIVERS(3)                     16.729     11/1/46      3,147,199
  2,680,000   NYC HDC (Multifamily Hsg.) DRIVERS                        10.980     11/1/40      2,698,546
  3,955,000   NYC HDC (Multifamily Hsg.) ROLs(3)                        16.105     11/1/30      4,284,689


                         30 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

 12,045,000   NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs(3)          12.674      5/1/49     12,063,911
 17,005,000   NYC Municipal Water Finance Authority DRIVERS             11.077     6/15/39     18,388,017
 14,425,000   NYC Municipal Water Finance Authority DRIVERS             14.476     6/15/26     15,751,235
 14,950,000   NYC Municipal Water Finance Authority DRIVERS             11.414     6/15/32     15,366,657
  3,910,000   NYC Municipal Water Finance Authority DRIVERS             11.083     6/15/32      4,001,963
 15,815,000   NYC Municipal Water Finance Authority DRIVERS             11.090     6/15/34     16,682,769
  6,005,000   NYC Municipal Water Finance Authority DRIVERS             11.083     6/15/38      6,318,401
  6,875,000   NYC Municipal Water Finance Authority ROLs                17.818     6/15/31      7,762,563
 10,025,000   NYC Municipal Water Finance Authority ROLs                17.818     6/15/37     11,112,312
  7,875,000   NYC Municipal Water Finance Authority ROLs                17.818     6/15/39      8,579,183
  4,935,000   NYC Municipal Water Finance Authority ROLs                17.818     6/15/39      5,376,288
  4,500,000   NYC Municipal Water Finance Authority ROLs                17.838     6/15/39      4,988,070
 10,470,000   NYC Municipal Water Finance Authority ROLs(3)             12.975     6/15/34     10,694,267
  8,205,000   NYS DA (Memorial Sloan-Kettering) DRIVERS                  8.448      7/1/35      8,685,239
  5,265,000   NYS DA (Vassar College) DRIVERS                            8.446      7/1/46      5,615,070
  3,410,000   NYS HFA ROLs(3)                                           14.614     11/1/45      3,536,136
  3,750,000   Port Authority NY/NJ ROLs(3)                              21.443     9/15/28      4,877,100
  4,895,000   Port Authority NY/NJ, 11588th Series ROLs                 16.280    10/15/27      4,999,410
  3,580,000   Port Authority NY/NJ, 11588th Series ROLs                 15.352    10/15/28      3,344,257
  5,500,000   Port Authority NY/NJ, 11588th Series ROLs                 16.289    10/15/32      5,558,410
  9,090,000   Port Authority NY/NJ, 11589th Series ROLs                 12.051      9/1/29      7,831,671
 11,880,000   Port Authority NY/NJ, 136th Series DRIVERS                 6.856     11/1/28     12,431,470
 11,430,000   Port Authority NY/NJ, 136th Series DRIVERS                 8.463     11/1/29     12,178,665
 11,015,000   Port Authority NY/NJ, 136th Series DRIVERS                10.985      5/1/34     11,262,507
 13,000,000   Port Authority NY/NJ, 138th Series DRIVERS                 7.165     12/1/34     12,590,500
 24,005,000   Port Authority NY/NJ, 151st Series DRIVERS                12.825     3/15/35     28,142,022
  4,570,000   Port Authority NY/NJ, 152nd Series DRIVERS                11.532      5/1/38      4,749,601
 20,000,000   Port Authority NY/NJ, 3090th Series DRIVERS                8.040     11/1/35     20,736,600
 23,340,000   Port Authority NY/NJ, 3094th Series DRIVERS               11.088     3/15/39     25,386,685
  7,500,000   Port Authority NY/NJ, 3114th Series DRIVERS               12.840     11/1/30      8,917,200
 30,970,000   Port Authority NY/NJ, 3114th Series DRIVERS                8.040     11/1/35     32,110,625
  3,335,000   Port Authority NY/NJ, 3115th Series DRIVERS               12.834     3/15/35      3,909,754
 25,330,000   Port Authority NY/NJ, 37th Series DRIVERS                  8.031     7/15/34     26,056,971
  4,750,000   Puerto Rico Aqueduct & Sewer Authority ROLs(3)            18.255      7/1/47      4,706,870
 15,000,000   Puerto Rico Aqueduct & Sewer Authority ROLs                7.998      7/1/47     14,931,900
 74,115,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)             15.239      8/1/57     72,001,240
 23,815,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)             20.516      8/1/57     29,004,765
 18,135,000   SONYMA ROLs(3)                                             7.581     10/1/34     17,586,960
  5,465,000   SONYMA ROLs(3)                                            14.084      4/1/29      5,480,521
  3,230,000   SONYMA ROLs(3)                                            14.178      4/1/29      3,259,587
  3,530,000   SONYMA ROLs(3)                                            14.470      4/1/29      3,540,025
  7,635,000   SONYMA ROLs(3)                                            14.027      4/1/34      7,542,387
  7,965,000   SONYMA ROLs(3)                                            14.180     10/1/28      7,998,851
  4,960,000   SONYMA ROLs(3)                                            13.418     10/1/26      5,017,387
  5,745,000   SONYMA ROLs(3)                                             8.963     10/1/37      5,243,864
 11,525,000   SONYMA ROLs(3)                                             8.559     10/1/31     10,526,935


                         31 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

 10,975,000   SONYMA ROLs(3)                                             8.659     10/1/37      9,060,521
  1,685,000   SONYMA, Series 145 DRIVERS                                11.051     10/1/37      1,694,453
  1,665,000   SONYMA, Series 148 DRIVERS                                11.146     10/1/27      1,736,329
  2,125,000   SONYMA, Series 148 DRIVERS                                11.258     10/1/32      2,188,090
                                                                                             ------------
                                                                                             $848,037,752
                                                                                             ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 27 and 28 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $645,840,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of March 31, 2010 is as follows:

Cost                                $2,970,000
Market Value                        $1,889,239
Market Value as a % of Net Assets         0.02%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of March 31, 2010, securities with an aggregate market value of $1,519,391, representing 0.02% of the Fund's net assets, were subject to these forbearance agreements. Interest payments of $37,394 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 9,180,686,203(1)
                                 ===============
Gross unrealized appreciation    $   333,682,785
Gross unrealized depreciation     (1,113,340,720)
                                 ---------------
Net unrealized depreciation      $  (779,657,935)
                                 ===============

(1.) The Federal tax cost of securities does not include cost of $1,597,210,430, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.


                         32 | ROCHESTER FUND MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/11/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/11/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/11/2010